As filed with the Securities and Exchange Commission on April 17, 2000

                                   Securities Act Registration No. 333-
                                                                       ---------
                           Investment Company Act Registration No. 811-
                                                                       ---------

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

                          PRE-EFFECTIVE AMENDMENT NO.                        [_]

                           POST-EFFECTIVE AMENDMENT NO.                      [_]

                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [X]

                                  AMENDMENT NO.                              [_]

                        (Check appropriate box or boxes)

                                ----------------

                AQUILA/LAFFER S&P 500 COMPETITIVE ADVANTAGE FUND

               (Exact name of registrant as specified in charter)

                               380 MADISON AVENUE
                                   SUITE 2300
                            NEW YORK, NEW YORK 10017

               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 697-6666

                               ROBERT W. ANDERSON
                               380 MADISON AVENUE
                                   SUITE 2300
                            NEW YORK, NEW YORK 10017
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                       DATE OF THE REGISTRATION STATEMENT.

   REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL
          FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
 SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT
                      TO SAID SECTION 8(a), MAY DETERMINE.

     TITLE OF SECURITIES BEING REGISTERED....SHARES OF BENEFICIAL INTEREST,
                           PAR VALUE $.01 PER SHARE.

================================================================================

[AQUILA LOGO]

                                AQUILA / LAFFER

                       S&P 500 COMPETITIVE ADVANTAGE FUND


                                   PROSPECTUS

CAP-WEIGHTED FUND
EQUAL-WEIGHTED FUND

CLASS A SHARES                                                    XXXXX XX, 2000
CLASS C SHARES

THE AQUILA/LAFFER S&P 500 COMPETITIVE ADVANTAGE FUND consists of two separate
Funds: the CAP-WEIGHTED FUND and the EQUAL-WEIGHTED FUND. The objective of both Funds is capital appreciation. Each Fund seeks to achieve its objective mainly through a proprietary method developed by Dr. Arthur B. Laffer of investing in common stocks of companies selected from among those included in the S&P 500 Index, which includes primarily large-cap U.S. companies. The Funds are not index funds.

     The CAP-WEIGHTED FUND allocates its investments among the industries that the Sub-Adviser selects in accordance with the market capitalization of companies within those industries.

     The EQUAL-WEIGHTED FUND allocates its investments equally among the industries selected for investment. Within those industries, however, the Fund allocates its investments in accordance with the market capitalization of companies within those industries.

The Securities and Exchange Commission has not approved or disapproved the Funds' securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

           THE FUNDS' OBJECTIVE, INVESTMENT STRATEGIES AND MAIN RISKS

"WHAT IS EACH FUND'S OBJECTIVE?"

     Each Fund's investment objective, which is a fundamental policy of the Fund, is capital appreciation. This means we seek investments whose price will increase over time. While we make every effort to achieve each Fund's investment objective, we can't guarantee success.

"WHAT IS EACH FUND'S INVESTMENT STRATEGY?"

     Each Fund seeks to achieve its objective by investing at least 80% of its total assets in equity securities of companies included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which includes primarily large-cap U.S. companies from a variety of industries. Each Fund's portfolio management style focuses on general economic trends first, then moves to industries and within industries, to companies that are considered beneficiaries of positive economic trends. Using this top-down approach, each Fund purchases the securities of companies that fall within industry groups that the Sub-Adviser believes have at least a 60% probability of outperforming the S&P 500 Index. From this point, the investment strategy for each Fund differs.

     The CAP-WEIGHTED FUND allocates its investments among the industries that the Sub-Adviser selects in accordance with the market capitalization of companies within those industries.

     The EQUAL-WEIGHTED FUND allocates its investments equally among the industries selected for investment. Within those industries, however, the Fund allocates its investments in accordance with the market capitalization of companies within those industries.

     The Equal-Weighted Fund thus gives more weight to the smaller capitalization stocks than does the Cap-Weighted Fund, and thus has a smaller stock capitalization bias relative to the S&P 500 Index.

     For more information on how we select each Fund's investments, see "How do we choose each Fund's investments?"

     The S&P 500 Index is an unmanaged, market-value weighted index of 500 stocks selected by S&P on the basis of their market size, liquidity and industry group representation. The S&P 500 Index is composed of stocks representing more than 80% of the total market value of all publicly traded U.S. common stocks and is widely regarded as representative of the performance of the U.S. stock market as a whole.


"Standard & Poor's Corporation," "Standard & Poor's(R)," "S&P(R)" "S&P 500(R)", "Standard & Poor's 500(R)", and "500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Aquila Management Corporation, on behalf of the Aquila/Laffer S&P 500 Competitive Advantage Fund, for use by the Funds. These Funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in either Fund.

"WHAT ARE THE MAIN RISKS OF INVESTING IN EACH FUND?"

     All investments involve risk. Because each Fund is not an index fund, each Fund's performance will not necessarily correspond to the performance of the S&P 500 Index. The econometric model we use may not yield results that we expect, causing a Fund's return to be lower than that of the S&P 500 Index.

     Because each Fund invests primarily in common stocks, the value of each Fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities each Fund owns will go up or down depending on the performance of companies that issue them, general market and economic conditions, and investor confidence. Even political news can influence marketwide trends, the outcome of which may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

     A Fund could lose money if the stocks selected for the Fund's portfolio are experiencing financial difficulty, or are out of favor in the market because of weak performance, poor earnings forecasts, negative publicity or industry-specific market cycles. Also, the Sub-Adviser's investment advice could lead a Fund to concentrate or invest over 25% of its assets in a single industry. If so, the Fund could be subject to risks that are particular to that industry.

     Like any mutual fund, an investment in a Fund could lose value and you could lose money. For more detailed information about the risks associated with each Fund, see "What are the main risk factors and special considerations of investing in each Fund?"

                         FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of either Fund. The sales charges, fees and expenses of a class are the same for each Fund.

                                                            Class A        Class C
                                                             Shares        Shares
                                                            -------        -------
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage of offering price)...                     x.xx%          None

Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of
  redemption value or purchase price).....                   None(1)        1.00%(2)
Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends and
  Distributions..............................                None           None
Redemption Fee...........................                    None           None
Exchange Fee.............................                    None           None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees..........................                    0.xx%          0.xx%
Distribution (12b-1) Fee .................                   0.xx%          0.75%
All Other Expenses:
         Service Fees.........                               None           0.25%
         Other Expenses(3)..                                 0.29%          0.29%
         Total All Other Expenses.........                   0.29%          0.54%
Total Annual Fund
 Operating Expenses......................                    x.xx%          x.xx%

(1) If you buy Class A shares in transactions of $1 million or more, there is no initial sales charge but you will be subject to a contingent deferred sales charge of up to 1% if you redeem your shares during the first two years after purchase and 0.50 of 1% during the third and fourth years after purchase.

(2) A contingent deferred sales charge of 1% is imposed on the redemption proceeds or original purchase price, if lower, of the shares if redeemed during the first 12 months after purchase.

(3) Expenses may vary in future years. Because each Fund is new and has no operating history, "Other Expenses" reflect estimates of the transfer agent fees, custodial expenses, and accounting and legal expenses, based on the Adviser's projections of what those expenses will be in each Fund's first fiscal year.

Example

This Example is intended to help you compare the cost of investing in either Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in either Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                             1 year   3 years
                                             ------   -------
   Class A Shares.......................      $xxx      $xxx

   Class C Shares.......................      $xxx      $xxx

   You would pay the following
    expenses if you did not redeem your

   Class C Shares.......................      $xxx      $xxx

The shares offered by this Prospectus are Class A and Class C shares. Each Fund offers one other class of shares, primarily to institutional investors, that has a different fee structure than Class A and Class C shares. The difference in the fee structure among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Adviser or Sub-Adviser for core investment advisory services. Accordingly, the core investment advisory services do not vary by class. A difference in fees will result in different performance for those classes. For further information about the various classes, see the Funds' Statement of Additional Information, which can be obtained as indicated on the back cover of this Prospectus.

                         INVESTMENT OF THE FUNDS' ASSETS

"ARE THE FUNDS RIGHT FOR ME?"

     Each Fund's investment objective is capital appreciation. To achieve this objective, each Fund will invest at least 80% of its total assets in the common stocks and other equity securities of companies included in the S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. S&P, which maintains the Index, has identified over 100 major industry categories and then allocates a representative sample of stocks to them. For more information on how each Fund selects its investments, see "How do we choose each Fund's investments?"

     Each Fund's shares are designed to be a suitable investment for investors who:

     -    seek capital appreciation from their investment;

     -    are comfortable with a Fund's potential price volatility; and

     - are comfortable with the risks associated with the Fund's investment strategy.

     Each Fund seeks to outperform the S&P 500 Index rather than to simply achieve results that correspond to the price and yield performance of the Index. Thus, each Fund is not what is commonly referred to as an "index fund," which would generally try to replicate the performance of a given index through passive investment techniques (for example, by investing in securities of that index in the same proportions as those of the index).

     Our Funds are actively managed by a portfolio manager that makes decisions based on Dr. Laffer's econometric (that is, statistical and mathematical) model. The difference between the two Funds results from how we allocate their investments. The CAP-WEIGHTED FUND allocates its investments in industries that the Sub-Adviser selects in accordance with the market capitalization of companies within those industries. On the other hand, the EQUAL-WEIGHTED FUND allocates its investments equally among industries selected by the Sub-Adviser but then, within those industries, allocates its investments in accordance with a company's market capitalization. Thus, the EQUAL-WEIGHTED FUND gives more weight to smaller capitalization stocks than does the CAP-WEIGHTED FUND and, therefore, has a smaller stock bias relative to the S&P 500 Index. For more information on Dr. Laffer's model and the Funds, see "How do we choose each Fund's investments?"

     Although certain of each Fund's investments may produce dividends or interest income, current income should not be a consideration in selecting either Fund as an investment.

"WHAT ARE EQUITY SECURITIES?"

     Under normal conditions, it is anticipated that each Fund will invest at least 80%, and possibly up to 100%, of its total assets in equity securities. In addition to common stocks, the term "equity securities" includes preferred stocks, notes convertible into common stocks and S&P Depositary Receipts (SPDRs).

     SPDR shares trade on the American Stock Exchange at approximately one-tenth the value of the S&P 500 Index. SPDR shares are relatively liquid and, because they exactly replicate the S&P 500 Index, any price movement away from the value of the underlying stocks is generally quickly eliminated by professional traders. Thus, the Adviser believes that the movement of SPDR share prices should closely track the movement of the S&P 500 Index.

"WHAT ARE SHORT-TERM DEBT SECURITIES?"

     Under normal circumstances, each Fund intends to invest no more than 5% of its total assets in short-term debt securities. These include high quality money market instruments such as certain U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; certificates of deposit; bankers' acceptances; or shares of money market funds.

"HOW DO WE CHOOSE EACH FUND'S INVESTMENTS?"

     We use a "top-down" investment approach. This approach focuses on general economic trends first, and then finds the sectors or industries that are expected to be beneficiaries of positive economic trends.

     In selecting investments for each Fund, the Adviser will rely on the econometric model developed and maintained by the Sub-Adviser. Using its model, the Sub-Adviser first assigns to almost every industry group represented in the S&P 500 Index a probability as to their producing a return exceeding that of the Index. Then, from among those industries that it believes will beat the performance of the Index, the Sub-Adviser identifies those industries that it believes have at least a 60% chance of beating the Index. (We sometimes refer to these as preferred industries). The Sub-Adviser does not use in its model industries that do not include enough earnings history to yield, in the Sub-Adviser's opinion, statistically accurate results. Traditionally, the Sub-Adviser's econometric model has included about 83 industry groups out of over 100 included by S&P.

     At the beginning of each quarter, the Adviser uses the Sub-Adviser's analysis to purchase stocks that are included in the S&P 500 Index and that are issued by companies within the preferred industry groups identified by the Sub-Adviser. Although each Fund invests in the same industries and the same stocks within each industry, each Fund allocates a different portion of its assets to these investments. The CAP-WEIGHTED FUND allocates its investments among the industries that the Sub-Adviser selects in accordance with the market capitalization of companies within those industries. The EQUAL-WEIGHTED FUND allocates its investments equally among the industries selected for investment. The Fund, however, will allocate its investments among companies within those industries in accordance with their market capitalization of.

     For example:

     For the CAP-WEIGHTED FUND, the Adviser gives the industries that the Sub-Adviser selects a weight based upon their market capitalization. For example, if in the Sub-Adviser's judgment, four industries have a probability of 60% or better of outperforming the Index, and contain one company each with a market capitalization of $400 million, $300 million, $200 million and $100 million, respectively, then the Fund would invest 40%, 30%, 20% and 10% of its assets, respectively, in those companies.

     For the EQUAL-WEIGHTED FUND, the Adviser gives the industries that the Sub-Adviser selects equal weights. So, if in the judgment of the Sub-Adviser, four industries have a probability of 60% or better of outperforming the Index, the Adviser will allocate approximately 25% of the Fund's assets to each industry. Then, the Fund invests in companies within those preferred industries in accordance with their market capitalization. So, if a company's market cap represents 100% of the industry's market cap and the Sub-Adviser has selected four industries for investment, the Fund will invest approximately 25% of its assets in that company's stock. Therefore, the construction of the Fund's portfolio gives more weight to smaller capitalization stocks than does the CAP-WEIGHTED FUND.

     The econometric model selects industries, not industry weights. Some investors may prefer capitalization-weighted industry groupings and other investors may prefer equal-weighted industry groupings. That is why we created each of the Funds.

     At the beginning of each quarter, the Adviser sells any portfolio securities issued by companies that are not within the Sub-Adviser's preferred industries.

     The Funds intend to adhere to the econometric model developed by Dr. Laffer regardless of the performance of the economy or the stock market. The Funds will not engage in market-timing investment strategies, nor will the Adviser intervene in operation of the model for speculative, defensive or short-term profit-taking reasons.

"WHAT ARE THE MAIN RISK FACTORS AND SPECIAL CONSIDERATIONS OF INVESTING IN THE FUNDS?"

- Stock markets rise and fall daily. As with any investment whose performance relates to these markets, the value of your investment in either Fund will fluctuate. Therefore, loss of money is a risk of investing in the Funds.

- Your investment in the Funds reflects the large-cap portion of the U.S. stock market, as measured by the S&P 500 Index. Both Funds follow these stocks during upturns as well as downturns. Therefore, there is the risk that a particular stock a Fund owns could go down.

- DESCRIBE THE RISK OF INVESTING IN EQUAL-WEIGHTED VS. CAP-WEIGHTED FUND. [TO BE FILLED IN.]

- The proprietary econometric model may not perform as expected - the Funds' Sub-Adviser may be wrong about which industries will outperform the S&P 500 Index.

- Changes in economic or political conditions, both domestic and international, may result in a decline in value of a Fund's investments.

- It is possible, as a result of the Sub-Adviser's econometric model, that a Fund may invest, more than 25% of its assets in a single industry. So, the Fund could be subject to risks that are particular to that industry.

- The Funds could engage in frequent trading. If the Sub-Adviser's model indicates that an industry previously thought to have at least a 60% chance of beating the Index no longer does, the Adviser will sell each Fund's investments in companies within that industry. A high portfolio turnover rate (above 100%) can result in high brokerage commissions and other transaction costs, which are borne directly by each Fund. High portfolio turnover also may mean that a greater amount of shareholder distributions will be taxed as ordinary income rather than long-term capital gains.

- The Funds also may invest in short-term debt securities. The value of these securities may fall when interest rates rise (this is known as interest rate risk) and there is the risk that the default of an issuer would leave the Funds with unpaid interest or principal (this is known as credit risk). Also, investing in these securities limits potential for capital appreciation.

     The Funds are designed for long-term investors. The Funds are not intended for investors seeking assured income or preservation of capital.

     Before you invest, please read the entire prospectus.

     An investment in the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 FUND MANAGEMENT

"HOW ARE THE FUNDS MANAGED?"

     The Board of Trustees oversees the actions of the Adviser, the Sub-Adviser and the Distributor and decides on general policies. The Board also oversees the officers, who conduct and supervise the daily business operations of the Funds.

     Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, founder and manager of the Funds, is the Funds' investment adviser under an Advisory and Administration Agreement. The Adviser is responsible for the day-to-day investment advisory duties, including portfolio management. The Adviser also is responsible for supervising the Funds' Sub-Adviser. The Adviser is founder and manager and/or administrator to the Aquila(sm) Group of Funds, which consists of tax-free municipal bond funds, money market funds and equity funds. As of December 31, 1999, these funds had aggregate assets of approximately $3.0 billion. For the year ending March 31, 2001, each Fund will pay the Adviser an annual advisory fee of xx% of each Fund's average net assets.

     Laffer Investments, Inc., 5405 Morehouse Drive, Suite 340, San Diego, California, 92121, the Funds' Sub-Adviser, provides economic, financial and statistical analyses to the Adviser and helps monitor the investment program and composition of each of the Funds' portfolios. The Sub-Adviser is a newly-formed investment adviser. However, Laffer Associates, an affiliated company of the Sub-Adviser, has performed economic and financial consulting for over 20 years. Laffer Investments, Inc. and Laffer Associates are 100% controlled by Dr. Laffer and his family. The principal officers and investment personnel of the Sub-Adviser are the same as that of Laffer Associates. Dr. Arthur B. Laffer is Chairman of the Sub-Adviser and Laffer Associates. For the year ending March 31, 2001, the Adviser will pay the Sub-Adviser an annual sub-advisory fee of xx% of each Fund's average net assets.

     Dr. Laffer, who created the model on which the Adviser bases its investment decisions, was a member of President Reagan's Economic Policy Advisory Board from 1981 to 1988. Dr. Laffer is currently a member of the Congressional Policy Advisory Board (CPAB), which seeks to bring to Congress new and fresh ideas about the role of government. Dr. Laffer received a BA in economics from Yale University. He received an MBA and PhD in economics from Stanford University. Dr. Laffer formerly was Distinguished University Professor at Pepperdine University, and a member of the Pepperdine Board of Directors. He was the Charles B. Thorton Professor of Business Economics at the University of Southern California from 1976 to 1984. He was one of four Visiting Fellows at the University of Chicago in the academic year 1984-1985, Associate Professor of business economics at the University of Chicago from 1970 to 1976. Dr. Laffer has over 30 years experience in the investment industry.

     Ms. Barbara S. Walchli, CFA, is the Funds' portfolio manager. Ms. Walchli will execute the investment decisions in accordance with the results of Dr. Laffer's model. For more information on how each Fund selects its investments, see "How do we choose each Fund's investments?"

     Ms. Walchli is a Senior Vice President of the Adviser and has been each Fund's portfolio manager since its inception. She also has been the portfolio manager of the Aquila Rocky Mountain Equity Fund since July, 1999. From 1996 to 1997, Ms. Walchli was co-manager of Banc One Investment Advisors' $1.4 billion Large Company Growth Fund and $300 million Income Equity Fund. From 1995 to 1996, Ms. Walchli was Senior Vice President/Director of Equity Research for First Interstate Capital Management. She brings to the Funds 18 years of analytical experience, including 12 years developing short- and long-term equity strategy. She received an AB in economics from Smith College and an MBA in finance from Arizona State University.


                            NET ASSET VALUE PER SHARE

     The net asset value, or NAV, of the Funds' shares is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (business day), by dividing the value of each Fund's net assets (that is, the value of the assets less liabilities) allocable to each class by the total number of shares of such class then outstanding. The price at which a purchase or redemption of shares is effected is based on the next calculated NAV after your purchase or redemption order is considered received in proper form. (See "What price will I pay for the Funds' shares?" under "Alternate Purchase Plans.") The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                    PURCHASES

Initial Offering of Shares

     After the registration statement for the Funds is declared effective, the Distributor will solicit subscriptions for Class A and Class C shares of each Fund during a subscription period beginning xxxxxx, 2000 and expected to end xxxxxx, 2000. Fund shares subscribed for during this time will be issued at a net asset value of $xx.xx per share on a closing date expected to occur on xxxxx, 2000. An initial sales charge of x.xx% (x.xx% of the net amount invested) is imposed on each transaction in Class A shares. This initial shares charge may be reduced depending on the amount of the purchase as shown in the table under, "What are the sales charges for purchases of Class A shares?" An initial sales charge of 1% (x.xx% of the net amount invested) is imposed on each transaction in Class C shares. The minimum initial investment for each class is $1,000.

     If you subscribe for shares, you will not have any rights as a shareholder of a Fund until your shares are paid for and their issuance has been reflected in the Fund's books. We reserve the right to withdraw, modify or terminate the initial offering without notice and to refuse any order in whole or in part. We anticipate that continuous offering of the Funds' shares will begin xxxxx, 2000.

     The Funds will be closed for purchases and exchanges from on or about xxxxxxx, 2000 to xxxxxx, 2000, while the Adviser invests the proceeds of the offering in accordance with each Fund's investment objective and policies (the closing period). During the closing period, shareholders may redeem existing positions or exchange out of a Fund, but the Funds will be closed to new purchases and no exchanges into a Fund will be accepted.

"ARE THERE ALTERNATE PURCHASE PLANS?"

     Each Fund provides individuals with alternate ways to purchase shares through two separate classes of shares (Class A and Class C). Although the classes have different sales charge structures and ongoing expenses, they both represent interests in the same portfolio of securities. You should choose the class that best suits your own circumstances and needs.

"HOW MUCH MONEY DO I NEED TO INVEST?"

Option 1

     -    Initially, $1,000.

     - Subsequently, any amount (for investments in shares of the same class).

Option 2

     -    $50 or more if you establish an Automatic Investment Program.

     -    Subsequently, any amount you specify ($50 or more).

     You are not permitted to maintain both an Automatic Investment Program and an Automatic Withdrawal Plan simultaneously. See "Automatic Withdrawal Plan."

     Your investment must be drawn in United States dollars on a United States commercial bank, savings bank or credit union or United States branch of a foreign commercial bank (each of which we call a Financial Institution).

"HOW DO I PURCHASE SHARES?"

You may purchase a Fund's shares:

     - through a broker, a bank or a financial intermediary that has a sales agreement with the Funds' Distributor, Aquila Distributors, Inc., in which case that institution will take action on your behalf, and you will not personally perform the steps indicated below; or

     - directly through the Distributor, by mailing payment to the Funds' Agent, PFPC Inc., at the following address:

                                   PFPC Inc.
                        Attn: Aquila(sm) Group of Funds
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

The price you will pay for the shares you purchase is NAV plus a sales charge for Class A shares and NAV for Class C shares. See "What price will I pay for the Funds' shares?"


Opening an Account                           Adding to an Account
------------------                           --------------------

-   Make out a check for                    Make out a check for
the investment amount                       the investment amount
payable to the appropriate                  payable to the
Fund.                                       appropriate Fund.


-   Complete the Application                Fill out the pre-printed
included with this Prospectus,              stub attached
indicating the features                     to the Funds'
you wish to authorize.                      Confirmations or supply the name(s)
                                            of account owner(s),
                                            the account number, and
                                            the name of the Fund.


-   Send your check and                     Send your check and
completed application                       completed application
to your dealer or                           to your broker or
to the Funds'                               to the Funds'
Agent, PFPC Inc., at the                    Agent, PFPC Inc., at the
address shown above.                        address shown above.

     Unless you indicate otherwise, your investment will be made in Class A shares.

"CAN I TRANSFER FUNDS ELECTRONICALLY?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through the following two electronic transfer features:

     - AUTOMATIC INVESTMENT: You can authorize a pre-determined amount to be regularly transferred from your account.

     - TELEPHONE INVESTMENT: You can make single investments of up to $50,000 by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Funds' Agent must have your completed Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, ask your broker or dealer to make them. The Funds may modify or terminate these investment methods or charge a fee for this service, upon 30 days' written notice to shareholders.

                            REDEEMING YOUR INVESTMENT

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next NAV determined after your request has been received in proper form.

     There is no minimum period for investment in the Funds, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed above.

     If you own both Class A and C shares and do not specify which class you wish to redeem, we will redeem your Class A shares first.

Certain shares are subject to a contingent deferred sales charge, or CDSC. These are:

     - Class C shares held for less than 12 months (from the date of purchase). (See "Alternate Purchase Plans.")

     - Certain Class A shares. (See "Sales Charges for Purchases of $1 Million or More.")

Upon redemption, enough additional shares will be redeemed to pay for any applicable CDSC.

A redemption may result in a tax liability for you.

"HOW CAN I REDEEM MY INVESTMENT?"


                         By mail, send instructions to:

                                   PFPC Inc.
                        Attn: Aquila(sm) Group of Funds
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                               By telephone, call:

                                  800-xxx-xxxx

                                  By FAX, send
                                instructions to:

                                  302-791-3055

For liquidity and convenience, the Funds offers expedited redemption.

EXPEDITED REDEMPTION METHODS
(NON-CERTIFICATE SHARES ONLY)

You may request expedited redemption for any shares not issued in certificate form in two ways:

     1. BY TELEPHONE. The Agent will take instructions from anyone by telephone (800-xxx-xxxx) to redeem shares and make payments:

     - to a Financial Institution account you have previously specified; or

     - by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                              Telephoning the Agent

     Whenever you telephone the Agent, please be prepared to supply:

     - account name(s) and number

     - name of the caller

     -    the social security number registered to the account

     -    personal identification.

     Note: Check the accuracy of your confirmation statements immediately. The Funds, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2. BY FAX OR MAIL. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent, PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

     -    account name(s)

     -    account number

     -    amount to be redeemed

     -    any payment directions.

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial Institution account must be IDENTICAL to those on the Funds' records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

REGULAR REDEMPTION METHOD
(CERTIFICATE AND NON-CERTIFICATE SHARES)

     1. CERTIFICATE SHARES. Mail to the Funds' Agent: (a) BLANK (UNSIGNED) certificates for Class A shares to be redeemed, (b) redemption instructions and
(c) a stock assignment form.

     - To be in "proper form," your letter must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     - For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

     - We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

     - We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

     -    member of a national securities exchange

     -    U.S. bank or trust company

     -    state-chartered savings bank

     -    federally chartered savings and loan association

     -    foreign bank having a U.S. correspondent bank

     - participant in the Securities Transfer Association Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP"), or New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

     A notary public is not an acceptable signature guarantor.

     2. NON-CERTIFICATE SHARES. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Funds' Agent, which includes:

     -    account name(s)

     -    account number

     - dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed

     - payment instructions (we normally mail redemption proceeds to your address as registered with the Funds)

     -    signature(s) of the registered shareholder(s)

     -    signature guarantee(s), if required, as indicated above.

"WHEN WILL I RECEIVE THE PROCEEDS OF MY REDEMPTION?"

     Redemption proceeds are normally sent on the next business day following receipt of your redemption request in proper form. Except as described below, payments will normally be sent to your address of record within 7 days.

Redemption                    Method of Payment                 Charges

Under $1,000                  Check                              None

$1,000 or more                Check or, if and                   None
                              as you requested on your
                              Application or Ready
                              Access Features Form,
                              wired or transferred
                              through the Automated
                              Clearing House to your
                              Financial Institution
                              account

Through a broker/dealer       Check or wire, to your        None; but
                              broker/dealer                 your broker/dealer
                                                            may charge a fee

     Although the Funds currently do not intend to, they can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders, the Funds may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a fee for this service, although no fee is presently contemplated. If any changes are made, this Prospectus will be supplemented to reflect them.

     The Funds may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, redemption will not be delayed after (1) the check or transfer of funds has been honored, or (2) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Funds have the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (1) when the New York Stock Exchange is closed for other than weekends and holidays, (2) when the Securities and Exchange Commission (SEC) restricts trading on the New York Stock Exchange,
(3) when the SEC determines an emergency exists that causes disposal of, or determination of the value of, the portfolio securities to be unreasonable or impracticable, and (4) during other periods as the SEC may permit.

     The Funds can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment program. Before this type of redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

     Redemption proceeds may be paid in whole or in part by distribution of a Fund's portfolio securities (redemptions in kind) in conformity with SEC rules. This method would only be used if the Funds' Trustees determine that partial or whole cash payments would be detrimental to the best interests of the remaining shareholders.

"ARE THERE ANY REINVESTMENT PRIVILEGES?"

     If you reinvest proceeds of a redemption within 120 days of the redemption, you will not have to pay any additional sales charge on the reinvestment. You must reinvest in the same class as the shares redeemed. You may exercise this privilege only once a year, unless otherwise approved by the Distributor.

"IS THERE AN AUTOMATIC WITHDRAWAL PLAN?"

     Yes, but it is only available for Class A shares. Under an Automatic Withdrawal Plan, you can arrange to receive a monthly or quarterly check in a stated amount of not less than $50.

                            ALTERNATE PURCHASE PLANS

"HOW DO THE DIFFERENT ARRANGEMENTS FOR CLASS A SHARES AND CLASS C SHARES AFFECT THE COST OF BUYING, HOLDING AND REDEEMING SHARES, AND WHAT ELSE SHOULD I KNOW ABOUT THE TWO CLASSES?"

     The Funds provide you with two alternative ways to invest through two separate classes of shares. All classes represent interests in the same portfolio of securities. The classes of shares offered to individuals differ in their sales charge structures and ongoing expenses, as described below. You should choose the class that best suits your own circumstances and needs.

                          Class A Shares                 Class C Shares

                       "Front-Payment Shares"         "Level-Payment Shares"

Initial Sales          Class A shares are             None. Class C shares
Charge                 offered at NAV                 are offered at NAV
                       plus a maximum                 with no sales charge
                       sales charge of x.xx%,         payable at the time
                       paid at the time of            of purchase.
                       purchase. Thus,
                       your investment is
                       reduced by the
                       applicable sales
                       charge.

Contingent             None, except for               A maximum CDSC of 1%
Deferred Sales         certain purchases of           is imposed upon the
Charge (CDSC)          $1 million or more.            redemption of Class C
                       See, "Sales charges            shares held for less than
                       for purchases of               12 months. No CDSC
                       $1 million or more."           applies to Class C
                                                      shares acquired through
                                                      the reinvestment of
                                                      dividends or distributions
                                                      or that are held for more
                                                      than 12 months.


Distribution and       An annual distribution         Level charge for
Service Fees           fee of 0.xx of 1%              distribution and
                       is imposed on                  service for 6
                       the average                    years after the date
                       net assets                     of purchase at the
                       represented by the             aggregate annual
                       Class A shares.                rate of 1% of the
                                                      average net assets
                                                      represented by the
                                                      Class C shares.


Other Information      The initial sales              Class C shares,
                       charge is waived or            together with a pro-
                       reduced in some                rata portion of all
                       cases. Larger                  Class C shares
                       purchases qualify              acquired through
                       for lower sales                reinvestment of
                       charges. See                   dividends or other
                       "What are the                  distributions paid
                       sales charges for              in additional Class
                       purchases of Class             C shares,
                       A shares?"                     automatically
                                                      convert to Class A
                                                      shares after 6 years.


FACTORS TO CONSIDER IN CHOOSING CLASSES OF SHARES

     Class A shares or Class C shares are intended to be suitable for long-term investment. Over time, the cumulative total cost of the 1% annual service and distribution fees on the Class C shares will equal or exceed the total cost of the initial x.xx% maximum initial sales charge and 0.xx of 1% annual distribution fee payable on Class A shares. Consult "Fees and Expenses of the Funds" to see the effect of the Funds' expenses for both classes if a hypothetical investment is held for 1 and 3 years. You should consider the total cost of an investment in Class A shares as compared with a similar investment in Class C shares if you expect to redeem your shares within a reasonably short time after purchase.

SYSTEMATIC PAYROLL INVESTMENTS

     You can make systematic investments into either Class A or C shares each pay period if your employer has established a Systematic Payroll Investment Plan with the Funds. To participate in the Payroll Plan, you must make your own arrangements with your employer's payroll department, which may include completing special forms. Also, the Funds require that you complete the Application included with this Prospectus. Once your Application is received by the Funds and a new account is opened, under the Payroll Plan your employer will deduct a preauthorized amount from each payroll check. This amount will then be sent directly to the Funds for purchase of shares at the then current offering price, which includes applicable sales charge. You will receive a confirmation from the Funds for each transaction. Should you wish to change the dollar amount or end future systematic payroll investments, you must notify your employer directly. Changes may take up to 10 days.

"WHAT PRICE WILL I PAY FOR THE FUNDS' SHARES?"

Class A Shares Offering Price        Class C Shares Offering Price

NAV per share plus the               NAV per share
applicable sales charge

     You will receive that day's offering price on purchase orders, including Telephone Investments and investments by mail, received in proper form prior to 4:00 p.m. New York time. Brokers have the added flexibility of transmitting orders received prior to 4:00 p.m. New York time to the Distributor before its close of business that day (normally, 5:00 p.m. New York time) and you still receive that day's offering price. Otherwise, orders will be filled at the next determined offering price. Brokers are required to submit orders promptly. Purchase orders received on a non-business day, including those for Automatic Investment, will be executed on the next succeeding business day. The sale of shares will be suspended (1) during any period when NAV determination is suspended, or (2) when the Distributor judges it is in the Funds' best interest to do so.

"WHAT ARE THE SALES CHARGES FOR PURCHASES OF CLASS A SHARES?"

The following table shows the sales charge incurred by a single purchaser of Class A shares. A "single purchaser" is:

-    an individual;

- an individual, together with her or his spouse, and/or any children under 21 years of age purchasing shares for their account;

- a trustee or other fiduciary purchasing shares for a single trust estate or fiduciary account; or

- a tax-exempt organization as detailed in Section 501(c)(3) or (13) of the Internal Revenue Code.


                              SALES CHARGE AS         SALES CHARGE AS
                               PERCENTAGE OF           APPROXIMATE
                                   PUBLIC             PERCENTAGE OF
AMOUNT OF PURCHASE            OFFERING PRICE          AMOUNT INVESTED
------------------            --------------          ---------------
Less than $50,000                  x.xx%                  x.xx%

$50,000 but less
than $100,000                      x.xx%                  x.xx%

$100,000 but less
than $250,000                      x.xx%                  x.xx%

$250,000 but less
than $500,000                      x.xx%                  x.xx%

$500,000 but less
than $1,000,000                    x.xx%                  x.xx%

For purchases of $1 million or more, see "Sales Charges for Purchases of $1 Million or More."

For example:

If you pay $10,000, your sales charge would be x.xx% or $xxx. ($10,000 x .x =
$x)

The value of your account, after deducting the sales charge from your payment, would be $x,xxx. ($10,000 - $xxx = $x,xxx).

The sales charge as a percentage of the value of your account would be x.xx% ($xxx / $x,xxx = .x or x%).

SALES CHARGES FOR PURCHASES OF $1 MILLION OR MORE

     You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A shares." These are Class A shares issued under the following circumstances:

          - Class A shares issued in a single purchase of $1 million or more by a single purchaser; and

          - all Class A shares issued to a single purchaser in a single purchase when the value of the purchase, together with the value of the purchaser's other CDSC Class A shares and Class A shares on which a sales charge has been paid, equals or exceeds $1 million.

     If you redeem all or part of your CDSC Class A shares during the 4 years after you purchase them, you must pay a special contingent deferred sales charge upon redemption.

     You will pay 1% of the Redemption Value if you redeem within the first two years after purchase, and 0.50 of 1% of the Redemption Value if you redeem within the third or fourth year.

     The "Redemption Value" of your shares is the lesser of: (1) the NAV when you purchased the CDSC Class A shares you are redeeming; or (2) the NAV at the time of your redemption.

BROKER COMPENSATION - CLASS A SHARES

     Upon notice to all selected brokers, the Distributor may distribute up to the full amount of the applicable sales charge. Under the Securities Act of 1933, broker/dealers may be deemed to be underwriters during periods when they receive all, or substantially all, of the sales charge.

REDUCED SALES CHARGES FOR CERTAIN PURCHASES OF CLASS A SHARES

RIGHT OF ACCUMULATION

     Single purchasers may qualify for a reduced sales charge in accordance with the above schedule when making subsequent purchases of Class A shares combined with the value of your Fund shares you already own. (You must notify the Agent if you qualify for Rights of Accumulation.)

LETTERS OF INTENT

     Single purchasers may also qualify for reduced sales charges, in accordance with the above schedule, after a written Letter of Intent (included in the Application) is received by the Distributor.

GENERAL

     Class A shares may be purchased without a sales charge by certain classes of purchasers.

CERTAIN INVESTMENT COMPANIES

     If you redeem shares of an investment company (not a member of the Aquila(sm) Group of Funds) on which you have paid a sales charge, within 120 days you can invest the proceeds in Class A shares of a Fund without paying a sales charge. You can get additional information from the Distributor.

"WHAT ARE THE SALES, SERVICE AND DISTRIBUTION CHARGES FOR CLASS C SHARES?"

-    no sales charge at time of purchase;

- fees for service and distribution at a combined annual rate of 1% of average net assets of each Fund represented by Class C shares;

- after 6 years, Class C shares automatically convert to Class A shares, which bear lower distribution fees and no service fees.

REDEMPTION OF CLASS C SHARES

- 1% charge if redeemed within the first 12 months after purchase. This CDSC is calculated based on the lesser of the NAV at the time of purchase or at the time of redemption;

-    no CDSC applies if Class C shares are held for 12 months after purchase;

- shares acquired by reinvestment of dividends or distributions are not subject to any CDSC.

BROKER COMPENSATION - CLASS C SHARES

     The Distributor will pay any broker executing a Class C share purchase 1% of the sales price.

"WHAT ABOUT CONFIRMATIONS?"

     A statement will be mailed to you confirming each purchase of shares in the Funds. Additionally, your account at the Agent will be credited in full and fractional shares (rounded to the nearest 1/1000th of a share).

General

     The Funds (through their Agent) and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

"IS THERE A DISTRIBUTION PLAN OR A SERVICES PLAN?"

     Each Fund has adopted a Distribution Plan (the Plan) under Rule 12b-1 of the Investment Company Act of 1940 to:

     (1) permit the Fund to finance activities primarily intended to result in the sale of its shares;

     (2) permit the Adviser, out of its own funds, to make payment for distribution expenses; and

     (3) protect the Fund against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of the Rule.

     For any fiscal year, payments under item (1), which are made through the Distributor or Agent, may not exceed 0.xx of 1% for Class A shares and 0.75 of 1% for Class C shares of the average daily net assets represented by each such class.

SHAREHOLDER SERVICES PLAN FOR CLASS C SHARES

     Each Fund's Shareholder Services Plan authorizes it to pay a service fee to "Qualified Recipients" with respect to Class C shares. For any fiscal year, those fees, paid through the Distributor or Agent, may not exceed 0.25 of 1% of the average annual net assets represented by Class C shares. Also, payment will be made only out of the Fund's assets represented by Class C shares. Qualified Recipients means broker/dealers or others selected by the Distributor who have entered into written agreements with the Fund or the Distributor and who have agreed to provide personal services to Class C shareholders and/or maintain their accounts. Service fees with respect to Class C shares will be paid to the Distributor during the first year after purchase and thereafter to other Qualified Recipients.

"TRANSFER ON DEATH" REGISTRATION (BOTH CLASSES OF SHARES)

     The Funds generally permits "transfer on death" registration of shares
(TOD), so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the TOD Registration Request Form. With it, you will receive a copy of the TOD Rules of the Aquila(sm) Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules.

                           DIVIDENDS AND DISTRIBUTIONS

"HOW ARE DIVIDENDS AND DISTRIBUTIONS DETERMINED?"

     Each Fund distributes dividends of its net investment income, if any, on an annual basis following the end of its fiscal year, which is December 31. Because the Funds invest primarily in equity securities, distributions from the Funds, if any, will consist mostly of capital gains, which may be long- or short-term depending upon the length of time the Fund has held the securities it then sells. If a Fund has had net long-term capital gains or net short-term capital gains for the year, it makes those distributions in December. Short-term capital gains include the gains from the disposition of securities held one year or less. If required by tax laws to avoid excise or other taxes, dividends and/or capital gains distributions may be made more frequently. Dividends and other distributions paid by a Fund with respect to each class of its shares are calculated at the same time and in the same manner. The per share dividends on Class C shares will be lower than the per share dividends on the Class A shares as a result of the higher service and distribution fees applicable to Class C shares.

"HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?"

     Dividends and distributions will automatically be reinvested in full and fractional shares of each Fund of the same class at NAV on the record date for the dividend or distribution, unless you elect otherwise.

     You may choose to have all or any part of the payments for dividends or distributions paid in cash. You can elect to have the cash portion of your dividends or distributions deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

     You can make any of these elections on the Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

     All shareholders, whether their dividends and distributions are received in cash or reinvested, will receive a monthly statement indicating the current status of their investment account with the Funds.

     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Funds may be required to impose backup withholding at a rate of 31% upon payment of redemptions to shareholders, and from capital gains distributions (if any).

                                 TAX INFORMATION

     Distributions from the Funds' net income and net short-term capital gains are taxed as ordinary income. If a Fund has net long-term capital gains that are greater than its net short-term capital losses, it will distribute the excess and such distribution will be taxed to you as long-term capital gains, regardless of how long you have held your shares.

     Distributions from a Fund, whether ordinary income or capital gain in nature, will be taxable to you whether you take them in cash or have them automatically reinvested in shares of the Fund. Distributions from the Funds also are subject to applicable state income taxes. Consult your tax adviser.

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period.

                                   APPENDIX 1
               Information on Laffer Cap-Weighted Model Portfolio

     Because the Cap-Weighted Fund is new, it has no performance history. The following bar chart shows the performance results of the Laffer Cap-Weighted Model Portfolio (the Cap-Weighted Model) and the S&P 500 Index. The results of the Cap-Weighted Model do not represent actual trading. How the Cap-Weighted Model performed in the past is not necessarily an indication of how the Cap-Weighted Fund will perform in the future. Like any mutual fund, an investment in the Cap-Weighted Fund could lose value, and you could lose money.

     The investment objective of the Cap-Weighted Model is to outperform the results of the S&P 500 Index. The Cap-Weighted Model relates expectations of future economic conditions to the future investment performance of individual S&P 500 Index industries. The Cap-Weighted Model identifies those industries that are expected to outperform the overall S&P 500 Index. The selected industries are then broken down into their respective stock components to create the final portfolio.

                                  [BAR CHART]

                1991     1992     1993     1994     1995    1996     1997   1998    1999
Cap-Weighted
Model Portfolio   31%      18%      15%       5%      40%     21%      34%    36%     17%

S&P 500 Index     30%       8%      10%       2%      38%     22%      33%    29%     20%

     The Sub-Adviser is a newly-formed investment adviser. However, Laffer Associates, an affiliate of the Sub-Adviser, has performed economic and financial consulting for more than 20 years. Since January 1991, Laffer Associates has been advising clients and publishing investment papers based on the Cap-Weighted Model. Laffer Investments, Inc. and Laffer Associates are 100% controlled by Dr. Laffer and his family. The principal officers and investment personnel of the Sub-Adviser are the same as that of Laffer Associates. The Cap-Weighted Model's results may not reflect the impact that material economic and market factors may have had on Laffer Associates had it actually been managing clients' money. The Model's returns are presented net of transaction costs (32 basis points per year) and net of management fees (60 basis points per year).

     Since the Fund is not an index fund, the Fund will not track the S&P 500 Index and may be more or less volatile than the Index.

     During the period shown in the bar chart, the highest return for a quarter was 20.67% (quarter ended December 31, 1998) and the lowest return for a quarter was -8.14% (quarter ended September 30, 1998).

                          Average Annual Total Returns

                                                                                  Since
For the Period Ended                        1-Year            5-Year            Inception*
December 31, 1999
Laffer Cap-Weighted Model                   18.04%            30.00%             24.65%

S & P 500  Index**                          21.04%            28.56%             20.85%


*    Since inception of the Cap-Weighted Model in 1991.

** The S&P 500 Index is an unmanaged index of the 500 largest company stocks throughout the United States.

                                   APPENDIX 2
              Information on Laffer Equal-Weighted Model Portfolio

     Because the Equal-Weighted Fund is new, it has no performance history. The following bar chart shows the performance results of the Laffer Equal-Weighted Model Portfolio (the Equal-Weighted Model) and the Equal-Weighted S&P 500 Index1. The results of the Equal-Weighted Model do not represent actual trading. How the Equal-Weighted Model performed in the past is not necessarily an indication of how the Equal-Weighted Fund will perform in the future. Like any mutual fund, an investment in the Equal-Weighted Fund could lose value, and you could lose money.

     The investment objective of the Equal-Weighted Model is to outperform the results of the Equal-Weighted S&P 500 Index. The Equal-Weighted Model relates expectations of future economic conditions to the future investment performance of individual S&P 500 Index industries. The Equal-Weighted Model identifies those industries that are expected to outperform the overall S&P 500 Index. The selected industries are then broken down into their respective stock components to create the final portfolio.

                                  [BAR CHART]

                1991     1992     1993     1994     1995    1996     1997   1998    1999
Equal-Weighted
Model Portfolio   35%      19%      19%       2%      36%     21%      33%    30%     10%

Equal-Weighted
S&P 500 Index     35%      15%      15%       1%      32%     20%      28%    12%     11%

     The Sub-Adviser is a newly-formed investment adviser. However, Laffer Associates, an affiliate of the Sub-Adviser, has performed economic and financial consulting for more than 20 years. Since January 1991, Laffer Associates has been advising clients and publishing investment papers based on the Equal-Weighted Model. Laffer Investments, Inc. and Laffer Associates are 100% controlled by Dr. Laffer and his family. The principal officers and investment personnel of the Sub-Adviser are the

____________

1 The S&P 500 Index is a stock cap-weighted index. However, the Sub-Adviser has created a stock Equal-Weighted S&P 500 Index to provide you with a more accurate benchmark with which to measure the performance of the Equal-Weighted Model.

same as that of Laffer Associates. The Equal-Weighted Model's results may not reflect the impact that material economic and market factors may have had on Laffer Associates had it actually been managing clients' money. The Equal-Weighted Model's returns are presented net of transaction costs (32 basis points per year) and net of management fees (60 basis points per year).

     Since the Fund is not an index fund, the Fund will not track the S&P 500 Index and may be more or less volatile than the Index.

     During the period shown in the bar chart, the highest return for a quarter was 23.23% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.76% (quarter ended September 30, 1998).

                          Average Annual Total Returns

                                                                                 Since
For the Period Ended                        1-Year            5-Year           Inception*
December 31, 1999
Laffer Equal-Weighted Model                 10.03%             25.52%            22.01%
Equal-Weighted S&P 500  Index**             11.77%             20.68%            18.64%


*    Since inception of the Equal-Weighted Model in 1991.

** The S&P 500 Index is a cap-weighted index. However, the Sub-Adviser has created a stock Equal-Weighted S&P 500 Index to provide you with a more accurate benchmark to measure the performance of the Equal-Weighted Model.

[Inside back cover]

ADVISER and ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

SUB-ADVISER
Laffer Investments
5405 Morehouse Drive, Suite 340
San Diego, California 92121

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Diana P. Herrmann

OFFICERS
Diana P. Herrmann, President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271




[Left column-Back Cover]

     This Prospectus concisely states information about the Funds that you should know before investing. A Statement of Additional Information about the Fund dated xxxx xx, 2000,

(the SAI) has been filed with the Securities and Exchange Commission. The SAI contains information about the Funds and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Funds available to you. For information or shareholder questions, you can contact the Funds by calling 1-800-xxx-xxxx.

     You can get additional information about the Funds' investments in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. You can get the SAI and the Funds' annual and semi-annual reports without charge, upon request.

     In addition, you can review and copy information about the Funds (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can get information on the operation of the SEC's public reference room by calling the SEC at (202) 942-8090. You can get other information about the Fund at the SEC's Internet site at http://www.sec.gov. You can get copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

The file number under which the Funds are registered with the SEC under the Investment Company Act of 1940 is xxx-xxxx.



TABLE OF CONTENTS

The Fund's Objective, Investment Strategies
and Main Risks.....................................
Fees and Expenses of the Funds.....................
Investment of the Funds' Assets....................
Fund Management....................................
Net Asset Value Per Share..........................
Purchases .........................................
Redeeming Your Investment..........................
Alternate Purchase Plans...........................
Dividends and Distributors.........................
Tax Information....................................
Appendix 1 - Information on Laffer Cap-Weighted
Asset Model Portfolio..............................
Appendix 2 - Information on Laffer Equal-Weighted
Asset Model Portfolio..............................
Application........................................


[Right column-Back Cover]

AQUILA/LAFFER S&P 500 COMPETITIVE ADVANTAGE FUND
Consists of:

THE CAP-WEIGHTED FUND
THE EQUAL-WEIGHTED FUND
[LOGO]
One of The
Aquila(sm) Group Of Funds

                                   PROSPECTUS


To receive a free copy of the Funds' SAI, annual or semi-annual report, or other information about the Funds, or to make shareholder inquiries call:

             PFPC Inc.* 400 Bellevue Parkway * Wilmington, DE 19809
                      888-xxx-xxx (888-xxx-xxxx) toll free

                    For General Inquiries & Yield Information
              888-xxx-xxxx (888-xxx-xxxx) toll free or 212-697-6666



This Prospectus Should Be Read and Retained For Future Reference

[LOGO]                           AQUILA / LAFFER
                       S&P 500 COMPETITIVE ADVANTAGE FUND

                                   PROSPECTUS

CAP-WEIGHTED FUND
EQUAL-WEIGHTED FUND

CLASS Y SHARES                                                    XXXXX XX, 2000


THE AQUILA/LAFFER S&P 500 COMPETITIVE ADVANTAGE FUND consists of two separate
Funds: the CAP-WEIGHTED FUND and the EQUAL-WEIGHTED FUND. The objective of both Funds is capital appreciation. Each Fund seeks to achieve its objective mainly through a proprietary method developed by Dr. Arthur B. Laffer of investing in common stocks of companies selected from among those included in the S&P 500 Index, which includes primarily large-cap U.S. companies. The Funds are not index funds.

         The CAP-WEIGHTED FUND allocates its investments among the industries that the Sub-Adviser selects in accordance with the market capitalization of companies within those industries.

         The EQUAL-WEIGHTED FUND allocates its investments equally among the industries selected for investment. Within those industries, however, the Fund allocates its investments in accordance with the market capitalization of companies within those industries.

The Securities and Exchange Commission has not approved or disapproved the Funds' securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

           THE FUNDS' OBJECTIVE, INVESTMENT STRATEGIES AND MAIN RISKS

"WHAT IS EACH FUND'S OBJECTIVE?"

     Each Fund's investment objective, which is a fundamental policy of the Fund, is capital appreciation. This means we seek investments whose price will increase over time. While we make every effort to achieve each Fund's investment objective, we can't guarantee success.

"WHAT IS EACH FUND'S INVESTMENT STRATEGY?"

     Each Fund seeks to achieve its objective by investing at least 80% of its total assets in equity securities of companies included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which includes primarily large-cap U.S. companies from a variety of industries. Each Fund's portfolio management style focuses on general economic trends first, then moves to industries and within industries, to companies that are considered beneficiaries of positive economic trends. Using this top-down approach, each Fund purchases the securities of companies that fall within industry groups that the Sub-Adviser believes have at least a 60% probability of outperforming the S&P 500 Index. From this point, the investment strategy for each Fund differs.

     The CAP-WEIGHTED FUND allocates its investments among the industries that the Sub-Adviser selects in accordance with the market capitalization of companies within those industries.

     The EQUAL-WEIGHTED FUND allocates its investments equally among the industries selected for investment. Within those industries, however, the Fund allocates its investments in accordance with the market capitalization of companies within those industries.

     The Equal-Weighted Fund thus gives more weight to the smaller capitalization stocks than does the Cap-Weighted Fund, and thus has a smaller stock capitalization bias relative to the S&P 500 Index.

     For more information on how we select each Fund's investments, see "How do we choose each Fund's investments?"

     The S&P 500 Index is an unmanaged, market-value weighted index of 500 stocks selected by S&P on the basis of their market size, liquidity and industry group representation. The S&P 500 Index is composed of stocks representing more than 80% of the total market value of all publicly traded U.S. common stocks and is widely regarded as representative of the performance of the U.S. stock market as a whole.

"Standard & Poor's Corporation," "Standard & Poor's(R)," "S&P(R)" "S&P 500(R)", "Standard & Poor's 500(R)", and "500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Aquila Management Corporation, on behalf of the Aquila/Laffer S&P 500 Competitive Advantage Fund, for use by the Funds. These Funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in either Fund.

"WHAT ARE THE MAIN RISKS OF INVESTING IN EACH FUND?"

     All investments involve risk. Because each Fund is not an index fund, each Fund's performance will not necessarily correspond to the performance of the S&P 500 Index. The econometric model we use may not yield results that we expect, causing a Fund's return to be lower than that of the S&P 500 Index.

     Because each Fund invests primarily in common stocks, the value of each Fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities each Fund owns will go up or down depending on the performance of companies that issue them, general market and economic conditions, and investor confidence. Even political news can influence marketwide trends, the outcome of which may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

     A Fund could lose money if the stocks selected for the Fund's portfolio are experiencing financial difficulty, or are out of favor in the market because of weak performance, poor earnings forecasts, negative publicity or industry-specific market cycles. Also, the Sub-Adviser's investment advice could lead a Fund to concentrate or invest over 25% of its assets in a single industry. If so, the Fund could be subject to risks that are particular to that industry.

     Like any mutual fund, an investment in a Fund could lose value and you could lose money. For more detailed information about the risks associated with each Fund, see "What are the main risk factors and special considerations of investing in each Fund?"

                         FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of either Fund. The sales charges, fees and expenses of Class Y shares of each Fund are the same.

                                                                    Class Y
                                                                    Shares
                                                                    -------
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage of offering price)............                     None

Maximum Deferred Sales Charge (Load)
  (as a percentage of the lesser of
  redemption value or purchase price)............                     None
Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends and
  Distributions..................................                     None
Redemption Fee...................................                     None
Exchange Fee.....................................                     None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees..................................                     0.xx%
All Other Expenses (1)...........................                     0.29%
Total Annual Fund Operating Expenses                                  0.xx%

(1) Expenses may vary in future years. Because each Fund is new and has no operating history, "All Other Expenses" reflect estimates of the transfer agent fees, custodial expenses, and accounting and legal expenses, based on the Adviser's projections of what those expenses will be in each Fund's first fiscal year.

Example

This Example is intended to help you compare the cost of investing in either Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in either Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                  1 year   3 years
Class Y Shares............          $xx      $xxx


The shares offered by this Prospectus are Class Y shares and hve no up-front or deferred sales charges, commissions or 12b-1 (distribution) fees. Each Fund offers two other classes of shares, primarily to retail investors, that have a different fee structure than Class Y shares. The difference in the fee structure among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Adviser or Sub-Adviser for core investment advisory services. Accordingly, the core investment advisory services do not vary by class. A difference in fees will result in different performance for those classes. For further information about the various classes, see the Funds' Statement of Additional Information, which can be obtained as indicated on the back cover of this Prospectus.

                         INVESTMENT OF THE FUNDS' ASSETS

"ARE THE FUNDS RIGHT FOR ME?"

     Each Fund's investment objective is capital appreciation. To achieve this objective, each Fund will invest at least 80% of its total assets in the common stocks and other equity securities of companies included in the S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. S&P, which maintains the Index, has identified over 100 major industry categories and then allocates a representative sample of stocks to them. For more information on how each Fund selects its investments, see "How do we choose each Fund's investments?"

     Each Fund's shares are designed to be a suitable investment for investors who:

     -    seek capital appreciation from their investment;

     -    are comfortable with a Fund's potential price volatility; and

     - are comfortable with the risks associated with the Fund's investment strategy.

     Each Fund seeks to outperform the S&P 500 Index rather than to simply achieve results that correspond to the price and yield performance of the Index. Thus, each Fund is not what is commonly referred to as an "index fund," which would generally try to replicate the performance of a given index through passive investment techniques (for example, by investing in securities of that index in the same proportions as those of the index).

     Our Funds are actively managed by a portfolio manager that makes decisions based on Dr. Laffer's econometric (that is, statistical and mathematical) model. The difference between the two Funds results from how we allocate their investments. The CAP-WEIGHTED FUND allocates its investments in industries that the Sub-Adviser selects in accordance with the market capitalization of companies within those industries. On the other hand, the EQUAL-WEIGHTED FUND allocates its investments equally among industries selected by the Sub-Adviser but then, within those industries, allocates its investments in accordance with a company's market capitalization. Thus, the EQUAL-WEIGHTED FUND gives more weight to smaller capitalization stocks than does the CAP-WEIGHTED FUND and, therefore, has a smaller stock bias relative to the S&P 500 Index. For more information on Dr. Laffer's model and the Funds, see "How do we choose each Fund's investments?"

     Although certain of each Fund's investments may produce dividends or interest income, current income should not be a consideration in selecting either Fund as an investment.

"WHAT ARE EQUITY SECURITIES?"

     Under normal conditions, it is anticipated that each Fund will invest at least 80%, and possibly up to 100%, of its total assets in equity securities. In addition to common stocks, the term "equity securities" includes preferred stocks, notes convertible into common stocks and S&P Depositary Receipts (SPDRs).

     SPDR shares trade on the American Stock Exchange at approximately one-tenth the value of the S&P 500 Index. SPDR shares are relatively liquid and, because they exactly replicate the S&P 500 Index, any price movement away from the value of the underlying stocks is generally quickly eliminated by professional traders. Thus, the Adviser believes that the movement of SPDR share prices should closely track the movement of the S&P 500 Index.

"WHAT ARE SHORT-TERM DEBT SECURITIES?"

     Under normal circumstances, each Fund intends to invest no more than 5% of its total assets in short-term debt securities. These include high quality money market instruments such as certain U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; certificates of deposit; bankers' acceptances; or shares of money market funds.

"HOW DO WE CHOOSE EACH FUND'S INVESTMENTS?"

     We use a "top-down" investment approach. This approach focuses on general economic trends first, and then finds the sectors or industries that are expected to be beneficiaries of positive economic trends.

     In selecting investments for each Fund, the Adviser will rely on the econometric model developed and maintained by the Sub-Adviser. Using its model, the Sub-Adviser first assigns to almost every industry group represented in the S&P 500 Index a probability as to their producing a return exceeding that of the Index. Then, from among those industries that it believes will beat the performance of the Index, the Sub-Adviser identifies those industries that it believes have at least a 60% chance of beating the Index. (We sometimes refer to these as preferred industries). The Sub-Adviser does not use in its model industries that do not include enough earnings history to yield, in the Sub-Adviser's opinion, statistically accurate results. Traditionally, the Sub-Adviser's econometric model has included about 83 industry groups out of over 100 included by S&P.

     At the beginning of each quarter, the Adviser uses the Sub-Adviser's analysis to purchase stocks that are included in the S&P 500 Index and that are issued by companies within the preferred industry groups identified by the Sub-Adviser. Although each Fund invests in the same industries and the same stocks within each industry, each Fund allocates a different portion of its assets to these investments. The CAP-WEIGHTED FUND allocates its investments among the industries that the Sub-Adviser selects in accordance with the market capitalization of companies within those industries. The EQUAL-WEIGHTED FUND allocates its investments equally among the industries selected for investment. The Fund, however, will allocate its investments among companies within those industries in accordance with their market capitalization of.

     For example:

     For the CAP-WEIGHTED FUND, the Adviser gives the industries that the Sub-Adviser selects a weight based upon their market capitalization. For example, if in the Sub-Adviser's judgment, four industries have a probability of 60% or better of outperforming the Index, and contain one company each with a market capitalization of $400 million, $300 million, $200 million and $100 million, respectively, then the Fund would invest 40%, 30%, 20% and 10% of its assets, respectively, in those companies.

     For the EQUAL-WEIGHTED FUND, the Adviser gives the industries that the Sub-Adviser selects equal weights. So, if in the judgment of the Sub-Adviser, four industries have a probability of 60% or better of outperforming the Index, the Adviser will allocate approximately 25% of the Fund's assets to each industry. Then, the Fund invests in companies within those preferred industries in accordance with their market capitalization. So, if a company's market cap represents 100% of the industry's market cap and the Sub-Adviser has selected four industries for investment, the Fund will invest approximately 25% of its assets in that company's stock. Therefore, the construction of the Fund's portfolio gives more weight to smaller capitalization stocks than does the CAP-WEIGHTED FUND.

     The econometric model selects industries, not industry weights. Some investors may prefer capitalization-weighted industry groupings and other investors may prefer equal-weighted industry groupings. That is why we created each of the Funds.

     At the beginning of each quarter, the Adviser sells any portfolio securities issued by companies that are not within the Sub-Adviser's preferred industries.

     The Funds intend to adhere to the econometric model developed by Dr. Laffer regardless of the performance of the economy or the stock market. The Funds will not engage in market-timing investment strategies, nor will the Adviser intervene in operation of the model for speculative, defensive or short-term profit-taking reasons.

"WHAT ARE THE MAIN RISK FACTORS AND SPECIAL CONSIDERATIONS OF INVESTING IN THE FUNDS?"

- Stock markets rise and fall daily. As with any investment whose performance relates to these markets, the value of your investment in either Fund will fluctuate. Therefore, loss of money is a risk of investing in the Funds.

- Your investment in the Funds reflects the large-cap portion of the U.S. stock market, as measured by the S&P 500 Index. Both Funds follow these stocks during upturns as well as downturns. Therefore, there is the risk that a particular stock a Fund owns could go down.

- DESCRIBE THE RISK OF INVESTING IN EQUAL-WEIGHTED VS. CAP-WEIGHTED FUND. [TO BE FILLED IN.]

- The proprietary econometric model may not perform as expected - the Funds' Sub-Adviser may be wrong about which industries will outperform the S&P 500 Index.

- Changes in economic or political conditions, both domestic and international, may result in a decline in value of a Fund's investments.

- It is possible, as a result of the Sub-Adviser's econometric model, that a Fund may invest, more than 25% of its assets in a single industry. So, the Fund could be subject to risks that are particular to that industry.

- The Funds could engage in frequent trading. If the Sub-Adviser's model indicates that an industry previously thought to have at least a 60% chance of beating the Index no longer does, the Adviser will sell each Fund's investments in companies within that industry. A high portfolio turnover rate (above 100%) can result in high brokerage commissions and other transaction costs, which are borne directly by each Fund. High portfolio turnover also may mean that a greater amount of shareholder distributions will be taxed as ordinary income rather than long-term capital gains.

- The Funds also may invest in short-term debt securities. The value of these securities may fall when interest rates rise (this is known as interest rate risk) and there is the risk that the default of an issuer would leave the Funds with unpaid interest or principal (this is known as credit risk). Also, investing in these securities limits potential for capital appreciation.

     The Funds are designed for long-term investors. The Funds are not intended for investors seeking assured income or preservation of capital.

     Before you invest, please read the entire prospectus.

     An investment in the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 FUND MANAGEMENT

"HOW ARE THE FUNDS MANAGED?"

     The Board of Trustees oversees the actions of the Adviser, the Sub-Adviser and the Distributor and decides on general policies. The Board also oversees the officers, who conduct and supervise the daily business operations of the Funds.

     Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, founder and manager of the Funds, is the Funds' investment adviser under an Advisory and Administration Agreement. The Adviser is responsible for the day-to-day investment advisory duties, including portfolio management. The Adviser also is responsible for supervising the Funds' Sub-Adviser. The Adviser is founder and manager and/or administrator to the Aquila(sm) Group of Funds, which consists of tax-free municipal bond funds, money market funds and equity funds. As of December 31, 1999, these funds had aggregate assets of approximately $3.0 billion. For the year ending March 31, 2001, each Fund will pay the Adviser an annual advisory fee of xx% of each Fund's average net assets.

     Laffer Investments, Inc., 5405 Morehouse Drive, Suite 340, San Diego, California, 92121, the Funds' Sub-Adviser, provides economic, financial and statistical analyses to the Adviser and helps monitor the investment program and composition of each of the Funds' portfolios. The Sub-Adviser is a newly-formed investment adviser. However, Laffer Associates, an affiliated company of the Sub-Adviser, has performed economic and financial consulting for over 20 years. Laffer Investments, Inc. and Laffer Associates are 100% controlled by Dr. Laffer and his family. The principal officers and investment personnel of the Sub-Adviser are the same as that of Laffer Associates. Dr. Arthur B. Laffer is Chairman of the Sub-Adviser and Laffer Associates. For the year ending March 31, 2001, the Adviser will pay the Sub-Adviser an annual sub-advisory fee of xx% of each Fund's average net assets.

     Dr. Laffer, who created the model on which the Adviser bases its investment decisions, was a member of President Reagan's Economic Policy Advisory Board from 1981 to 1988. Dr. Laffer is currently a member of the Congressional Policy Advisory Board (CPAB), which seeks to bring to Congress new and fresh ideas about the role of government. Dr. Laffer received a BA in economics from Yale University. He received an MBA and PhD in economics from Stanford University. Dr. Laffer formerly was Distinguished University Professor at Pepperdine University, and a member of the Pepperdine Board of Directors. He was the Charles B. Thorton Professor of Business Economics at the University of Southern California from 1976 to 1984. He was one of four Visiting Fellows at the University of Chicago in the academic year 1984-1985, Associate Professor of business economics at the University of Chicago from 1970 to 1976. Dr. Laffer has over 30 years experience in the investment industry.

     Ms. Barbara S. Walchli, CFA, is the Funds' portfolio manager. Ms. Walchli will execute the investment decisions in accordance with the results of Dr. Laffer's model. For more information on how each Fund selects its investments, see "How do we choose each Fund's investments?"

     Ms. Walchli is a Senior Vice President of the Adviser and has been each Fund's portfolio manager since its inception. She also has been the portfolio manager of the Aquila Rocky Mountain Equity Fund since July, 1999. From 1996 to 1997, Ms. Walchli was co-manager of Banc One Investment Advisors' $1.4 billion Large Company Growth Fund and $300 million Income Equity Fund. From 1995 to 1996, Ms. Walchli was Senior Vice President/Director of Equity Research for First Interstate Capital Management. She brings to the Funds 18 years of analytical experience, including 12 years developing short- and long-term equity strategy. She received an AB in economics from Smith College and an MBA in finance from Arizona State University.

                            NET ASSET VALUE PER SHARE

     The net asset value, or NAV, of the Funds' shares is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (business day), by dividing the value of each Fund's net assets (that is, the value of the assets less liabilities) allocable to each class by the total number of shares of such class then outstanding. The price at which a purchase or redemption of shares is effected is based on the next calculated NAV after your purchase or redemption order is considered received in proper form. (See "What price will I pay for the Funds' shares?") The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                    PURCHASES
Initial Offering of Shares

     After the registration statement for the Funds is declared effective, the Distributor will solicit subscriptions for Class Y shares of each Fund during a subscription period beginning xxxxxx, 2000 and expected to end xxxxxx, 2000. Fund shares subscribed for during this time will be issued at a net asset value of $xx.xx per share on a closing date expected to occur on xxxxx, 2000. The minimum initial investment for each class is $x.

     If you subscribe for shares, you will not have any rights as a shareholder of a Fund until your shares are paid for and their issuance has been reflected in the Fund's books. We reserve the right to withdraw, modify or terminate the initial offering without notice and to refuse any order in whole or in part. We anticipate that continuous offering of the Funds' shares will begin xxxxx, 2000.

     The Funds will be closed for purchases and exchanges from on or about xxxxxxx, 2000 to xxxxxx, 2000, while the Adviser invests the proceeds of the offering in accordance with each Fund's investment objective and policies (the closing period). During the closing period, shareholders may redeem existing positions or exchange out of a Fund, but the Funds will be closed to new purchases and no exchanges into a Fund will be accepted.

"CAN I PURCHASE SHARES OF THE FUNDS?"

     Class Y shares are offered only to institutional investors for investments held in a fiduciary, advisory, agency, custodial or similar capacity or through them for their clients, and are not offered directly to retail customers. Class Y shares are offered at net asset value with no sales charge, redemption fee, contingent deferred sales charge or distribution fee.

"HOW MUCH MONEY DO I NEED TO INVEST?"

     -    $x. Subsequent investments can be in any amount.

     Your investment must be drawn in United States dollars on a United States commercial bank, savings bank or credit union or United States branch of a foreign commercial bank (each of which we call a Financial Institution).

"HOW DO I PURCHASE SHARES?"

You may purchase a Fund's Class Y shares:

     - through a broker, a bank or financial intermediary which has a sales agreement with the Funds' Distributor, Aquila Distributors, Inc., in which case that institution will take action on your behalf, and you will not personally perform the steps indicated below; or

     - directly through the Distributor, by mailing payment to the Funds' Agent, PFPC Inc., at the following address:

                                   PFPC Inc.
                        Attn: Aquila(sm) Group of Funds
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

The price you will pay for Class Y shares is their NAV. See "What price will I pay for the Funds' shares?"


Opening an Account                       Adding to an Account
------------------                       --------------------

-   Make out a check for                 Make out a check for
the investment amount                    the investment amount
payable to the appropriate               payable to the
Fund.                                    appropriate Fund.


-   Complete the Application             Fill out the pre-printed
included with this Prospectus,           stub attached
indicating the features                  to the Funds'
you wish to authorize.                   Confirmations or supply the name(s)
                                         of account owner(s),
                                         the account number, and
                                         the name of the Fund.


-   Send your check and                  Send your check and
completed application                    completed application
to your dealer or                        to your broker or
to the Funds'                            to the Funds'
Agent, PFPC Inc., at the                 Agent, PFPC Inc., at the
address shown above.                     address shown above.

"CAN I TRANSFER FUNDS ELECTRONICALLY?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through the following two electronic transfer features:

     - AUTOMATIC INVESTMENT: You can authorize a pre-determined amount to be regularly transferred from your account.

     - TELEPHONE INVESTMENT: You can make single investments of up to $50,000 by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Funds' Agent must have your completed Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, ask your broker or dealer to make them. The Funds may modify or terminate these investment methods or charge a fee for this service, upon 30 days' written notice to shareholders.

                            REDEEMING YOUR INVESTMENT

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next NAV determined after your request has been received in proper form.

     There is no minimum period for investment in the Funds, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed above.

A redemption may result in a tax liability for you.

"HOW CAN I REDEEM MY INVESTMENT?"


                         By mail, send instructions to:

                                   PFPC Inc.
                        Attn: Aquila(sm) Group of Funds
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                               By telephone, call:

                                  800-xxx-xxxx

                                  By FAX, send
                                instructions to:

                                  302-791-3055

For liquidity and convenience, the Funds offer expedited redemption.

EXPEDITED REDEMPTION METHODS

You may request expedited redemption in two ways:

     1. BY TELEPHONE. The Agent will take instructions from anyone by telephone (800-xxx-xxxx) to redeem shares and make payments:

     -    to a Financial Institution account you have previously specified; or

     - by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                              Telephoning the Agent

     Whenever you telephone the Agent, please be prepared to supply:

     -    account name(s) and number

     -    name of the caller

     -    the social security number registered to the account

     -    personal identification.

     Note: Check the accuracy of your confirmation statements immediately. The Funds, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2. BY FAX OR MAIL. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent, PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

     -    account name(s)

     -    account number

     -    amount to be redeemed

     -    any payment directions.

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial Institution account must be IDENTICAL to those on the Funds' records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

REGULAR REDEMPTION METHOD

     To redeem by the regular redemption method, send a letter of instruction to the Funds' Agent, which includes:

     -    account name(s)

     -    account number

     - dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed

     - payment instructions (we normally mail redemption proceeds to your address as registered with the Funds)

     -    signature(s) of the registered shareholder(s)

     -    signature guarantee(s), if required, as indicated below.

     To be in "proper form," your letter must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

         We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

     -    member of a national securities exchange

     -    U.S. bank or trust company

     -    state-chartered savings bank

     -    federally chartered savings and loan association

     -    foreign bank having a U.S. correspondent bank

     - participant in the Securities Transfer Association Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP"), or New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

     A notary public is not an acceptable signature guarantor.

"WHEN WILL I RECEIVE THE PROCEEDS OF MY REDEMPTION?"

     Redemption proceeds are normally sent on the next business day following receipt of your redemption request in proper form. Except as described below, payments will normally be sent to your address of record within 7 days.

Redemption                 Method of Payment                Charges
----------                 -----------------                -------

Under $1,000               Check                             None

$1,000 or more             Check or, if and                  None
                           as you requested on your
                           Application or Ready
                           Access Features Form,
                           wired or transferred
                           through the Automated
                           Clearing House to your
                           Financial Institution
                           account

Through a broker/dealer    Check or wire, to your        None; but
                           broker/dealer                 your broker/dealer
                                                         may charge a fee

     Although the Funds currently do not intend to, they can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders, the Funds may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a fee for this service, although no fee is presently contemplated. If any changes are made, this Prospectus will be supplemented to reflect them.

     The Funds may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, redemption will not be delayed after (1) the check or transfer of funds has been honored, or (2) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Funds have the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (1) when the New York Stock Exchange is closed for other than weekends and holidays, (2) when the Securities and Exchange Commission (SEC) restricts trading on the New York Stock

Exchange, (3) when the SEC determines an emergency exists that causes disposal of, or determination of the value of, the portfolio securities to be unreasonable or impracticable, and (4) during other periods as the SEC may permit.

     The Funds can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment program. Before this type of redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

     Redemption proceeds may be paid in whole or in part by distribution of a Fund's portfolio securities (redemptions in kind) in conformity with SEC rules. This method would only be used if the Funds' Trustees determine that partial or whole cash payments would be detrimental to the best interests of the remaining shareholders.

"IS THERE AN AUTOMATIC WITHDRAWAL PLAN?"

     Yes, under an Automatic Withdrawal Plan, you can arrange to receive a monthly or quarterly check in a stated amount of not less than $50.

"WHAT PRICE WILL I PAY FOR THE FUNDS' SHARES?"

     The offering price for Class Y shares is the net asset value per share. You will receive that day's offering price on purchase orders, including Telephone Investments and investments by mail, received in proper form prior to 4:00 p.m. New York time. Brokers have the added flexibility of transmitting orders received prior to 4:00 p.m. New York time to the Distributor before its close of business that day (normally, 5:00 p.m. New York time) and you still receive that day's offering price. Otherwise, orders will be filled at the next determined offering price. Brokers are required to submit orders promptly. Purchase orders received on a non-business day, including those for Automatic Investment, will be executed on the next succeeding business day. The sale of shares will be suspended (1) during any period when NAV determination is suspended, or (2) when the Distributor judges it is in the Funds' best interest to do so.

"WHAT ABOUT CONFIRMATIONS AND SHARE CERTIFICATES?"

     A statement will be mailed to you confirming each purchase of shares of Class Y shares in the Funds. Additionally, your account at the Agent will be credited in full and fractional shares (rounded to the nearest 1/1000th of a share). The Funds will not issue certificates for Class Y shares.

General

     The Funds (through their Agent) and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

"IS THERE A DISTRIBUTION PLAN OR A SERVICES PLAN?"

     Each Fund has adopted a Distribution Plan (the Plan) under Rule 12b-1 of the Investment Company Act of 1940 to:

     (1) permit the Fund to finance activities primarily intended to result in the sale of its shares;

     (2) permit the Adviser, out of its own funds, to make payment for distribution expenses; and

     (3) protect the Fund against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of the Rule.

     No payments are made with respect to assets represented by Class Y shares.

"TRANSFER ON DEATH" REGISTRATION

     The Funds generally permits "transfer on death" registration of shares
(TOD), so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the TOD Registration Request Form. With it, you will receive a copy of the TOD Rules of the Aquila(sm) Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules.

                           DIVIDENDS AND DISTRIBUTIONS

"HOW ARE DIVIDENDS AND DISTRIBUTIONS DETERMINED?"

     Each Fund distributes dividends of its net investment income, if any, on an annual basis following the end of its fiscal year, which is December 31. Because the Funds invest primarily in equity securities, distributions from the Funds, if any, will consist mostly of capital gains, which may be long- or short-term depending upon the length of time the Fund has held the securities it then sells. If a Fund has had net long-term capital gains or net short-term capital gains for the year, it makes those distributions in December. Short-term capital gains include the gains from the disposition of securities held one year or less. If required by tax laws to avoid excise or other taxes, dividends and/or capital gains distributions may be made more frequently. Dividends and other distributions paid by a Fund with respect to each class of its shares are calculated at the same time and in the same manner.

"HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?"

     Dividends and distributions will automatically be reinvested in full and fractional shares of each Fund of the same class at NAV on the record date for the dividend or distribution, unless you elect otherwise.

     You may choose to have all or any part of the payments for dividends or distributions paid in cash. You can elect to have the cash portion of your dividends or distributions deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

     You can make any of these elections on the Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

     All shareholders, whether their dividends and distributions are received in cash or reinvested, will receive a monthly statement indicating the current status of their investment account with the Funds.

     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Funds may be required to impose backup withholding at a rate of 31% upon payment of redemptions to shareholders, and from capital gains distributions (if any).

                                 TAX INFORMATION

     Distributions from the Funds' net income and net short-term capital gains are taxed as ordinary income. If a Fund has net long-term capital gains that are greater than its net short-term capital losses, it will distribute the excess and such distribution will be taxed to you as long-term capital gains, regardless of how long you have held your shares.

     Distributions from a Fund, whether ordinary income or capital gain in nature, will be taxable to you whether you take them in cash or have them automatically reinvested in shares of the Fund. Distributions from the Funds also are subject to applicable state income taxes. Consult your tax adviser.

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period.

                                   APPENDIX 1
               Information on Laffer Cap-Weighted Model Portfolio

     Because the Cap-Weighted Fund is new, it has no performance history. The following bar chart shows the performance results of the Laffer Cap-Weighted Model Portfolio (the Cap-Weighted Model) and the S&P 500 Index. The results of the Cap-Weighted Model do not represent actual trading. How the Cap-Weighted Model performed in the past is not necessarily an indication of how the Cap-Weighted Fund will perform in the future. Like any mutual fund, an investment in the Cap-Weighted Fund could lose value, and you could lose money.

     The investment objective of the Cap-Weighted Model is to outperform the results of the S&P 500 Index. The Cap-Weighted Model relates expectations of future economic conditions to the future investment performance of individual S&P 500 Index industries. The Cap-Weighted Model identifies those industries that are expected to outperform the overall S&P 500 Index. The selected industries are then broken down into their respective stock components to create the final portfolio.


                                  [BAR CHART]

                1991     1992     1993     1994     1995    1996     1997   1998    1999
Cap-Weighted
Model Portfolio   31%      18%      15%       5%      40%     21%      34%    36%     17%

S&P 500 Index     30%       8%      10%       2%      38%     22%      33%    29%     20%



     The Sub-Adviser is a newly-formed investment adviser. However, Laffer Associates, an affiliate of the Sub-Adviser, has performed economic and financial consulting for more than 20 years. Since January 1991, Laffer Associates has been advising clients and publishing investment papers based on the Cap-Weighted Model. Laffer Investments, Inc. and Laffer Associates are 100% controlled by Dr. Laffer and his family. The principal officers and investment personnel of the Sub-Adviser are the same as that of Laffer Associates. The Cap-Weighted Model's results may not reflect the impact that material economic and market factors may have had on Laffer Associates had it actually been managing clients' money. The Model's returns are presented net of transaction costs (32 basis points per year) and net of management fees (60 basis points per year).

     Since the Fund is not an index fund, the Fund will not track the S&P 500 Index and may be more or less volatile than the Index.

     During the period shown in the bar chart, the highest return for a quarter was 20.67% (quarter ended December 31, 1998) and the lowest return for a quarter was -8.14% (quarter ended September 30, 1998).

                          Average Annual Total Returns

                                                                                  Since
For the Period Ended                        1-Year            5-Year            Inception*
December 31, 1999
Laffer Cap-Weighted Model                   18.04%             30.00%             24.65%

S & P 500  Index**                          21.04%             28.56%             20.85%


*    Since inception of the Cap-Weighted Model in 1991.

** The S&P 500 Index is an unmanaged index of the 500 largest company stocks throughout the United States.

                                   APPENDIX 2
              Information on Laffer Equal-Weighted Model Portfolio

     Because the Equal-Weighted Fund is new, it has no performance history. The following bar chart shows the performance results of the Laffer Equal-Weighted Model Portfolio (the Equal-Weighted Model) and the Equal-Weighted S&P 500 Index1. The results of the Equal-Weighted Model do not represent actual trading. How the Equal-Weighted Model performed in the past is not necessarily an indication of how the Equal-Weighted Fund will perform in the future. Like any mutual fund, an investment in the Equal-Weighted Fund could lose value, and you could lose money.

     The investment objective of the Equal-Weighted Model is to outperform the results of the Equal-Weighted S&P 500 Index. The Equal-Weighted Model relates expectations of future economic conditions to the future investment performance of individual S&P 500 Index industries. The Equal-Weighted Model identifies those industries that are expected to outperform the overall S&P 500 Index. The selected industries are then broken down into their respective stock components to create the final portfolio.

                                  [BAR CHART]

                1991     1992     1993     1994     1995    1996     1997   1998    1999
Equal-Weighted
Model Portfolio   35%      19%      19%       2%      36%     21%      33%    30%     10%

Equal-Weighted
S&P 500 Index     35%      15%      15%       1%      32%     20%      28%    12%     11%



     The Sub-Adviser is a newly-formed investment adviser. However, Laffer Associates, an affiliate of the Sub-Adviser, has performed economic and financial consulting for more than 20 years. Since January 1991, Laffer Associates has been advising clients and publishing investment papers based on the Equal-Weighted Model. Laffer Investments, Inc. and Laffer Associates are 100% controlled by Dr. Laffer and his family. The principal officers and investment personnel of the Sub-Adviser are the

____________

1 The S&P 500 Index is a stock cap-weighted index. However, the Sub-Adviser has created a stock Equal-Weighted S&P 500 Index to provide you with a more accurate benchmark with which to measure the performance of the Equal-Weighted Model.

same as that of Laffer Associates. The Equal-Weighted Model's results may not reflect the impact that material economic and market factors may have had on Laffer Associates had it actually been managing clients' money. The Equal-Weighted Model's returns are presented net of transaction costs (32 basis points per year) and net of management fees (60 basis points per year).

     Since the Fund is not an index fund, the Fund will not track the S&P 500 Index and may be more or less volatile than the Index.

     During the period shown in the bar chart, the highest return for a quarter was 23.23% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.76% (quarter ended September 30, 1998).

                          Average Annual Total Returns

                                                                                  Since
For the Period Ended                        1-Year            5-Year            Inception*
December 31, 1999
Laffer Equal-Weighted Model                 10.03%             25.52%            22.01%
Equal-Weighted S&P 500  Index**             11.77%             20.68%            18.64%


*    Since inception of the Equal-Weighted Model in 1991.

** The S&P 500 Index is a cap-weighted index. However, the Sub-Adviser has created a stock Equal-Weighted S&P 500 Index to provide you with a more accurate benchmark to measure the performance of the Equal-Weighted Model.

[Inside back cover]

ADVISER and ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

SUB-ADVISER
Laffer Investments
5405 Morehouse Drive, Suite 340
San Diego, California 92121

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Diana P. Herrmann

OFFICERS
Diana P. Herrmann, President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271



[Left column-Back Cover]

     This Prospectus concisely states information about the Funds that you should know before investing. A Statement of Additional Information about the Fund dated xxxx xx, 2000, (the SAI) has been filed with the Securities and Exchange Commission. The SAI contains information about the Funds and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this

Prospectus and the SAI are all material facts about the Funds available to you. For information or shareholder questions, you can contact the Funds by calling 1-800-xxx-xxxx.

     You can get additional information about the Funds' investments in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. You can get the SAI and the Funds' annual and semi-annual reports without charge, upon request.

     In addition, you can review and copy information about the Funds (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can get information on the operation of the SEC's public reference room by calling the SEC at (202) 942-8090. You can get other information about the Fund at the SEC's Internet site at http://www.sec.gov. You can get copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


The file number under which the Funds are registered with the SEC under the Investment Company Act of 1940 is xxx-xxxx.



TABLE OF CONTENTS

The Fund's Objective, Investment Strategies
and Main Risks...................................
Fees and Expenses of the Funds...................
Investment of the Funds' Assets..................
Fund Management..................................
Net Asset Value Per Share........................
Purchases .......................................
Redeeming Your Investment........................
Alternate Purchase Plans.........................
Dividends and Distributors.......................
Tax Information..................................
Appendix 1 - Information on Laffer Cap-Weighted
 Asset Model Portfolio...........................
Appendix 2 - Information on Laffer Equal-Weighted
 Asset Model Portfolio...........................
Application......................................


[Right column-Back Cover]
AQUILA/LAFFER S&P 500 COMPETITIVE ADVANTAGE FUND
Consists of:
THE CAP-WEIGHTED FUND
THE EQUAL-WEIGHTED FUND
[LOGO]

One of The
Aquila(sm) Group Of Funds

                                   PROSPECTUS


To receive a free copy of the Funds' SAI, annual or semi-annual report, or other information about the Funds, or to make shareholder inquiries call:

             PFPC Inc.* 400 Bellevue Parkway * Wilmington, DE 19809
                      888-xxx-xxx (888-xxx-xxxx) toll free

                    For General Inquiries & Yield Information
              888-xxx-xxxx (888-xxx-xxxx) toll free or 212-697-6666



This Prospectus Should Be Read and Retained For Future Reference

[AQUILA LOGO]
                                 AQUILA / LAFFER
                       S&P 500 COMPETITIVE ADVANTAGE FUND
                         380 MADISON AVENUE, SUITE 2300
                            NEW YORK, NEW YORK 10017
                           888-XXX-XXXX (888-XXX-XXXX)
                                  212-697-6666

                       STATEMENT OF ADDITIONAL INFORMATION
XXXX XX, 2000

     This Statement of Additional Information, or SAI, is not a Prospectus. There are two Prospectuses for the Aquila/Laffer S&P 500 Competitive Advantage Fund (the Company) dated xxxx xx, 2000: one Prospectus describes the Company's Class A shares (on which a sales charge is imposed at the time of purchase) and Class C shares (on which investors may have to pay a deferred sales charge while the other prospectus describes Class Y shares, which are available only to institutional investors. The Company consists of two separate portfolios: the Cap-Weighted Fund and the Equal-Weighted Fund. The objective of both Funds is capital appreciation. References in the SAI to "the Prospectus" refer to either of these Prospectuses. The SAI should be read in conjunction with the Prospectus for the class of shares in which you are considering investing. Either or both Prospectuses may be obtained from the Funds' Shareholder Servicing Agent, PFPC Inc., by writing to it at: 400 Bellevue Parkway, Wilmington, DE 19809 or by calling the following number:

                             888-XXX-XXXX TOLL FREE

or from Aquila Distributors, Inc., the Company's Distributor, by writing to it at

            380 Madison Avenue, Suite 2300, New York, New York 10017;
                                 or by calling:
                                  888-XXX-XXXX
                                 or 212-697-6666

TABLE OF CONTENTS

COMPANY HISTORY
INVESTMENT STRATEGIES AND RISKS
FUND POLICIES
MANAGEMENT OF THE FUNDS

OWNERSHIP OF SECURITIES
INVESTMENT ADVISORY AND OTHER SERVICES
BROKERAGE ALLOCATION AND OTHER PRACTICES
CAPITAL STOCK
PURCHASE, REDEMPTION, AND PRICING OF SHARES
ADDITIONAL TAX INFORMATION
UNDERWRITERS
PERFORMANCE

                                  AQUILA/LAFFER
                       S&P 500 COMPETITIVE ADVANTAGE FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                 COMPANY HISTORY

     The Aquila/Laffer S&P 500 Competitive Advantage Fund was established as a Massachusetts business trust on xxxxx xx, 2000.

                         INVESTMENT STRATEGIES AND RISKS

     The Company is a diversified, open-end management investment company consisting of two separate funds: the Cap-Weighted Fund and the Equal-Weighted Fund. Each Fund's investment objective is capital appreciation. Each Fund's investment objective is fundamental and may not be changed without shareholder approval. To achieve this objective, each Fund relies on a proprietary method, developed by Dr. Arthur B. Laffer, of investing in common stocks of companies selected from among those included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). Under normal circumstances, each Fund will invest at least 80% of its total assets in the common stocks and other equity securities of these companies. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value.

TEMPORARY INVESTMENTS

     The Adviser may take a temporary defensive position when it believes the securities trading markets or the economy generally are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Although each Fund can invest up to 20% of its assets in high-quality, short-term money market instruments, under normal circumstances, each Fund intends to invest no more than 5% of its assets in short-term debt instruments (including U.S. government securities and commercial paper), money-market funds and other money market equivalents.

DEBT SECURITIES

     A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividends to holders of its equity securities. Bonds, notes, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

     The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of these securities generally declines. To the extent a Fund invests in debt securities, these changes in market value will be reflected in its net asset value.

     The Funds may invest in mortgage securities issued or guaranteed by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). A mortgage security is an interest in a pool of mortgage loans. FNMA and FHLMC issue mortgage securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Mortgage securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and the ultimate collection of principal. Securities issued by FNMA are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by FHLMC are supported only by the credit of the agency. There is no guarantee that the government would support government agency securities and, accordingly, they may involve a risk of non-payment of principal and interest. Nonetheless, because FNMA and FHLMC are instrumentalities of the U.S. government, these securities are generally considered to be high quality investments having minimal credit risks.

REPURCHASE AGREEMENTS

     Each Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, each Fund may enter into certain types of repurchase agreements. Under these repurchase agreements, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Funds' custodian securities with an initial market value of at least 102% of the dollar amount invested by each Fund in each repurchase agreement. The Funds' Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

     Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities. The Funds will enter into repurchase agreements only with parties who meet certain creditworthiness standards, that is, banks or broker-dealers that the Funds' Adviser has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

SHARES OF MONEY-MARKET FUNDS

     The Funds may purchase shares of investment companies with money market portfolios which are any of the money-market funds in the Aquila(sm) Group of Funds. As of the date of this SAI, these funds are Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Government Securities Cash Assets Trust (Original Shares) and Churchill Cash Reserves Trust. The Funds will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which a Fund invests may have a distribution plan under which it may pay for distribution expenses or services. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which the Funds might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of the Funds so invested. The Funds may not invest in the shares of investment companies if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.

LENDING OF PORTFOLIO SECURITIES

     In order to generate additional income, the Funds may lend portfolio securities, in amounts up to 25% of their net assets, to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will enter into loan arrangements only with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Funds' Board of Trustees and will receive collateral in the form of cash or short-term U.S. Government securities equal at least to 100% of the value of the securities loaned. The value of the collateral and the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Funds an amount equivalent to any dividends or interest paid on the securities and the Funds may invest the cash collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. However, the amounts received by the Funds may be reduced by any finders' fee paid to broker-dealers and any other related expenses.

BORROWINGS BY THE FUNDS

     The Funds can borrow money for temporary or emergency purposes from a bank. No Fund will borrow amounts in excess of 10% of total assets nor will it purchase securities if borrowings are equal to or greater than 5% of total assets. The Funds intend primarily to exercise such borrowing authority to meet any abnormal level of shareholder redemptions and under circumstances where redemptions exceed available cash.

PORTFOLIO TURNOVER


     A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average value of such securities during the year, excluding certain short-term securities. Since the turnover rate of the Funds will be affected by a number of factors, the Funds are unable to predict what rate a Fund will have in any particular period or periods, although such rate is not expected to exceed XX%. The factors which may affect the rate include (1) the Adviser's sale of portfolio securities in reliance on the econometric model developed by the Funds' Sub-Adviser; (2) the possible necessary sales of portfolio securities to meet redemptions; and (3) the possibility of purchasing or selling portfolio securities without regard to the length of time they have been held to attempt to take advantage of market opportunities and to avoid market declines. Short-term trading may lead to a high (over 100%) portfolio turnover rate, which can result in increased transaction costs that are borne directly by the applicable Fund.

                                  FUND POLICIES

INVESTMENT RESTRICTIONS

     Each Fund has a number of policies concerning what they can and cannot do. Those that are called fundamental policies cannot be changed unless the holders of a "majority" (as defined in the Investment Company Act of 1940 (the 1940
Act)) of the Fund's outstanding shares vote to change them. Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding shares means the vote of the holders of the lesser of (a) 67% or more of the Fund's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented; or (b) more than 50% of the Fund's outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below:

1.   THE FUNDS INVEST ONLY IN CERTAIN LIMITED SECURITIES.

     The Funds cannot buy any securities other than those discussed under "Investment of the Funds' Assets" in the Prospectus and "Investment Strategies and Risks" in the SAI; therefore the Funds cannot buy any commodities or commodity contracts, any mineral related programs or leases or combinations thereof.

     The Funds cannot buy real estate or any non-liquid interests in real estate investment trusts; however, they can buy any securities which they can otherwise buy even though the issuer invests in real estate or has interests in real estate.

2.   THE FUNDS DO NOT BUY FOR CONTROL.

     The Funds cannot invest for the purpose of exercising control or management of other companies.

3. THE FUNDS DO NOT SELL SECURITIES THEY DO NOT OWN OR BORROW FROM BROKERS TO BUY SECURITIES.

     Thus, the Funds cannot sell short or buy on margin; however, the Funds can make margin deposits in connection with the purchase or sale of options and can pay premiums on these options.

4.   THE FUNDS ARE NOT UNDERWRITERS.

     The Funds cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, they cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal or contractual reasons.

5. THE FUNDS CAN MAKE LOANS ONLY BY LENDING SECURITIES OR ENTERING INTO REPURCHASE AGREEMENTS.

     The Funds can buy debt securities as described above; this is investing, not making a loan.

6.   THE FUNDS CAN BORROW ONLY IN LIMITED AMOUNTS FOR SPECIAL PURPOSES.

     Each Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. Each Fund can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce each Fund's income.

     Except in connection with borrowings, the Funds will not issue senior securities.

     Neither Fund will purchase any security while it has any outstanding borrowings which exceed 5% of the value of its total assets.

                             MANAGEMENT OF THE FUNDS

THE BOARD OF TRUSTEES

     The business and affairs of the Funds are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Funds' operations, including approval of the advisory and sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under each Fund's Distribution Plan and Shareholder Services Plan.

TRUSTEES AND OFFICERS

     The Trustees and officers of the Company, their ages, their affiliations, if any, with the Adviser or the Distributor and their principal occupations during at least the past five years are set forth below. None of the Trustees or officers of the Company is affiliated with the Sub-Adviser. Mr. Herrmann is an interested person of the Company as that term is defined in the 1940 Act as an officer of the Company and a director, officer and shareholder of the Adviser and the Distributor. Ms. Herrmann is an interested person of the Company as an officer of the Company and of the Adviser and as a shareholder of the Distributor. Each is also an interested person as a member of the immediate family of the other. They are so designated by an asterisk.

     In the following material Pacific Capital Cash Assets Trust, Churchill Cash Reserves Trust, Pacific Capital U.S. Government Securities Cash Asset Trust, Pacific Capital Tax-Free Cash Assets Trust, each of which is a money market fund, are together with Capital Cash Management Trust ("CCMT"), called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund are called the "Aquila Bond Funds"; and Aquila Cascadia Equity Fund, Aquila Rocky Mountain Equity Fund and Aquila/Laffer S&P 500 Competitive Advantage Fund are called the "Aquila Equity Funds."

      (1)                     (2)                (3)
Name, Address, Age        Positions(s)       Principal
                          Held with          Occupation(s)
                          Company            During
                                              Past 5 Years



Lacy B. Herrmann*         Chairman           Founder and Chairman of
380 Madison Avenue        of the             the Board of Aquila
New York, New York        Board of           Management Corporation,
10017                     Trustees           the sponsoring
Age: 70

                                             organization and Manager or
                                             Administrator and/or Adviser or
                                             Sub-Adviser to the Aquila
                                             Money-Market Funds, the Aquila Bond
                                             Funds and the Aquila Equity Funds,
                                             and Founder, Chairman of the Board
                                             of Trustees and (currently or until
                                             1998) President of each since its
                                             establishment, beginning in 1984;
                                             Vice President and Director, and
                                             formerly Secretary, of Aquila
                                             Distributors, Inc., distributor of
                                             the above funds, since 1981;
                                             President and a Director of STCM
                                             Management Company, Inc., sponsor
                                             and sub-adviser to CCMT; Founder
                                             and Chairman of
                                             several other money market funds;
                                             Director or Trustee of OCC Cash
                                             Reserves, Inc. and Quest For Value
                                             Accumulation Trust, and Director or
                                             Trustee of Oppenheimer Quest Value
                                             Fund, Inc., Oppenheimer Quest
                                             Global Value Fund, Inc. and
                                             Oppenheimer Rochester Group of
                                             Funds, each of which is an open-end
                                             investment company; Trustee of
                                             Brown University, 1990-1996 and
                                             currently Trustee Emeritus;
                                             actively involved for many years in
                                             leadership roles with university,
                                             school and charitable
                                             organizations.


Diana P. Herrmann*        Trustee,           President and Chief
380 Madison Avenue        President          Operating Officer of
York, New York                               the Adviser since 1997, a
10017                                        Director since 1984,
Age: 41                                      Secretary since 1986 and previously
                                             its Executive Vice President,
                                             Senior Vice President or Vice
                                             President, 1986-1997; President of
                                             various Aquila Bond and
                                             Money-Market Funds since 1998;
                                             Assistant Vice President, Vice
                                             President, Senior Vice President or
                                             Executive Vice President of Aquila
                                             Money-Market, Bond and Equity Funds
                                             since 1986; Trustee of a number of
                                             Aquila Money-Market, Bond and
                                             Equity Funds since 1995; Trustee of
                                             Reserve Money-Market Funds since
                                             1999 and Reserve Private Equity
                                             Series since 1998; Assistant Vice
                                             President
                                             and formerly Loan Officer of
                                             European American Bank, 1981-1986;
                                             daughter of the Company's Chairman;
                                             Trustee of the Leopold Schepp
                                             Foundation (academic scholarships)
                                             since 1995; actively involved in
                                             mutual fund and trade associations
                                             and in college and other volunteer
                                             organizations.



Rose F. Marotta           Chief              Chief Financial Officer
380 Madison Avenue,       Financial          of the Aquila Money-
New York, New York        Officer            Market, Bond and Equity
10017                                        Funds since 1991 and
Age: 75                                      Treasurer, 1981-1991;
                                             Treasurer of the predecessor of
                                             CCMT, 1974-1977; Treasurer and
                                             Director of STCM Management
                                             Company, Inc., since 1974;
                                             Treasurer of Trinity Liquid Assets
                                             Trust, 1982-1986 and of Oxford Cash
                                             Management Fund, 1982-1988;
                                             Treasurer of InCap Management
                                             Corporation since 1982, of the
                                             Adviser since 1984 and of the
                                             Distributor since 1985.


Richard F. West           Treasurer          Treasurer of the Aquila
380 Madison Avenue,                          Money-Market, Bond and
New York, New York                           Equity Funds and of
10017                                        Aquila Distributors,Inc.
Age: 63                                      since 1992; Associate
                                             Director of Furman Selz
                                             Incorporated, 1991-1992; Vice
                                             President of Scudder, Stevens &
                                             Clark, Inc. and Treasurer of
                                             Scudder Institutional Funds,
                                             1989-1991; Vice President of Lazard

                                             Freres Institutional Funds Group,
                                             Treasurer of Lazard Freres Group of
                                             Investment Companies and HT Insight
                                             Funds, Inc., 1986-1988; Vice
                                             President of Lehman Management Co.,
                                             Inc. and Assistant Treasurer of
                                             Lehman Money Market Funds,
                                             1981-1985; Controller of Seligman
                                             Group of Investment Companies,
                                             1960-1980.



TRUSTEE COMPENSATION

     The Funds do not currently pay fees to any of the Company's officers or to Trustees affiliated with the Adviser or the Sub-Adviser. No other compensation or remuneration of any type, direct or contingent, was paid by the Funds to such interested Trustees.

     The Company is one of the 16 funds in the Aquila(sm) Group of Funds, which consist of tax-free municipal bond funds, money market funds and equity funds. The following table lists the compensation of all Trustees who will receive compensation from the Funds and the compensation they received during the calendar year ended December 31, 1999 from other funds in the Aquila(sm) Group of Funds. None of such Trustees has any pension or retirement benefits from the Funds or any of the other funds in the Aquila group.


                                            TOTAL
                                            COMPENSATION           NUMBER OF
                   AGGREGATE                FROM ALL               BOARDS ON
                   COMPENSATION             FUNDS IN THE           WHICH THE
NAME AND           FROM THE                 AQUILA(SM)             TRUSTEE
TITLE              FUND                     GROUP                  NOW SERVES




     Class A shares may be purchased without a sales charge by certain of the Company's Trustees and officers. (See "Reduced Sales Charges for Certain Purchases of Class A Shares," below.)

                             OWNERSHIP OF SECURITIES

     Until its initial public offering, all shares of the Funds will be held by the Adviser, Aquila Management Corporation, which may be deemed to control the Funds. The Adviser, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

                     INVESTMENT ADVISORY AND OTHER SERVICES

     INFORMATION ABOUT THE ADVISER, THE SUB-ADVISER AND THE DISTRIBUTOR

     Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, founder and manager of the Funds, is the Funds' investment adviser (the "Adviser") under Advisory and Administration Agreements (together the "Advisory and Administration Agreements"). The Adviser is responsible for the day-to-day investment advisory duties, including portfolio management.

     The Funds' Adviser is founder and Manager and/or administrator to the Aquila(sm) Group of Funds, which consists of tax-free municipal bond funds, money market funds and equity funds. As of December 31, 1999, these funds had aggregate assets of approximately $3.2 billion. The Adviser, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

     Mr. Herrmann and his daughter, Ms. Herrmann, are affiliated with the Funds as officers and Trustees. Mr. Herrmann controls the Adviser, as described above, and Ms. Herrmann is an officer and a director of the Adviser.

     Under the Advisory and Administration Agreements, each Fund will pay to the Adviser a fee payable monthly and computed based on the net assets of each Fund as of the close of business each business day at the annual rate of x.xx of 1%.

     Laffer Investments, 5405 Morehouse Drive, Suite 340, San Diego, California, 92121, the Funds' sub-adviser (the "Sub-Adviser"), provides economic, financial and statistical analyses to the Adviser relying in large part on the investment model developed by Dr. Laffer and helps monitor the investment program and composition of each Fund's portfolio. Dr. Arthur B. Laffer is Chairman of Laffer Investments, an investment management firm. Laffer Investments is 100% controlled by Dr. Laffer and his family. Dr. Laffer was a member of President Reagan's Economic Policy Advisory Board from 1981 to 1988. Dr. Laffer is currently a member of the Congressional Policy Advisory Board (CPAB) which seeks to bring to Congress new and fresh ideas about the role of government.

     The Sub-Advisory Agreements for the Funds provide that the Adviser agrees to pay the Sub-Adviser, and the Sub-Adviser agrees to accept as full compensation for all services rendered by the Sub-Adviser as such, a management fee payable monthly and computed based on the net assets of each Fund as of the close of business each business day at the annual rate of x.xx of 1%.

     Aquila Distributors, Inc. 380 Madison Avenue, Suite 2300, New York, NY 10017 is the Funds' distributor (the "Distributor"). The Distributor currently handles the distribution of the shares of 16 funds (five money market funds, seven tax-free municipal bond funds and three equity funds), including the Funds. Under the Distribution Agreements for the Funds, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

     The shares of the Distributor are owned 72% by Mr. Herrmann and other members of his immediate family, 24% by Diana P. Herrmann and the balance by an officer of the Distributor.

THE ADVISORY AND ADMINISTRATION AGREEMENTS

     The Advisory and Administration Agreements for the Funds provide that subject to the direction and control of the Board of Trustees, the Adviser shall:

     (1) supervise continuously the investment program of each Fund and the composition of its portfolio;

     (2)  determine what securities shall be purchased or sold by each Fund;

     (3) arrange for the purchase and the sale of securities held in the portfolio of each Fund; and

     (4) at its expense provide for pricing of each Fund's portfolio daily using a pricing service or other source of pricing information satisfactory to the Fund and, unless otherwise directed by the Board of Trustees, provide for pricing of each Fund's portfolio at least quarterly using another such source satisfactory to the Fund.

     The Advisory and Administration Agreements of the Funds provide that, subject to the termination provisions described below, the Adviser may at its own expense delegate to a qualified organization, affiliated or not affiliated with the Adviser, any or all of the above duties. Any such delegation of the duties set forth in (1), (2) or (3) above shall be by a written agreement approved as provided in Section 15 of the 1940 Act. The Adviser has entered into written agreements with the Sub-Adviser (the

"Sub-Advisory Agreements") pursuant to which the Sub-Adviser also will have the duties set forth in (1) above and makes investment recommendations to the Adviser based on the investment model developed by Dr. Laffer.

     The Advisory and Administration Agreements of the Funds also provide that subject to the direction and control of the Board of Trustees, the Adviser shall provide all administrative services to the Funds other than those relating to their investment portfolio which have been delegated to the Sub-Adviser under the Sub-Advisory Agreements; as part of such administrative duties, the Adviser shall:

     (1) provide office space, personnel, facilities and equipment for the performance of the following functions and for the maintenance of the headquarters of the Funds;

     (2) oversee all relationships between the Funds and any sub-adviser, transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for the effective operation of the Funds and for the sale, servicing or redemption of the Funds' shares;

     (3) either keep the accounting records of the Funds, including the computation of net asset value per share and the dividends or, at its expense and responsibility, delegate such duties in whole or in part to a company satisfactory to the Funds;

     (4) maintain the Funds' books and records, and prepare (or assist counsel and auditors in the preparation of) all required proxy statements, reports to the Funds' shareholders and Trustees, reports to and other filings with the Securities and Exchange Commission and any other governmental agencies, and tax returns, and oversee the insurance relationships of the Funds;

     (5) prepare, on behalf of the Funds and at the Funds' expense, such applications and reports as may be necessary to make notice filings for the Funds and/or its shares under the securities or "Blue-Sky" laws of all such jurisdictions as may be required from time to time; and

     (6) respond to any inquiries or other communications of shareholders of the Funds and broker-dealers, or if any such inquiry or communication is more properly to be responded to by the Funds' shareholder servicing and transfer agent or distributor, oversee such shareholder servicing and transfer agent's or distributor's response thereto.

     The Advisory and Administration Agreements contain provisions relating to compliance of the investment program, responsibility of the Adviser for any investment program managed by it, and responsibility for errors that are substantially the same as the corresponding provisions in the Sub-Advisory Agreements.

     The Advisory and Administration Agreements provide that the Adviser shall, at its own expense, pay all compensation of Trustees, officers, and employees of the Company who are affiliated persons of the Adviser.

     Each Fund bears the costs of preparing and setting in type its prospectuses, statements of additional information and reports to its shareholders, and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. All costs and expenses not expressly assumed by the Adviser under the Advisory and Administration Agreement with the Fund or otherwise by the Adviser, administrator or principal underwriter or by the Sub-Adviser shall be paid by the Fund, including, but not limited to (1) interest and taxes; (2) brokerage commissions; (3) insurance premiums; (4) compensation and expenses of its Trustees other than those affiliated with the Adviser or the Sub-Adviser, administrator or principal underwriter; (5) legal and audit expenses; (6) custodian and transfer agent, or shareholder servicing agent, fees and expenses; (7) expenses incident to the issuance of its shares (including issuance on the payment of, or reinvestment of, dividends); (8) fees and expenses incident to the registration or notice filings under Federal or State securities laws of the Fund or its shares; (9) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (10) all other expenses incidental to holding meetings of the Fund's shareholders; and (11) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations for which the Fund may have to indemnify its officers and Trustees.

     Each Advisory and Administration Agreement provides that it may be terminated by the Adviser at any time without penalty upon giving the Fund sixty days' written notice and may be terminated by the Fund at any time without penalty upon giving the Adviser sixty days' written notice (which notice may be waived by the Adviser), provided that such termination by the Fund shall be directed or approved by a vote of a majority of the Trustees in office at the time or by a vote of the holders of a majority (as defined in the 1940 Act) of the voting securities of the Fund outstanding and entitled to vote. The specific portions of the Advisory and Administration Agreement which relate to providing investment advisory services will automatically terminate in the event of the assignment (as defined in the 1940 Act) of the Advisory and Administration Agreement, but all other provisions relating to providing services other than investment advisory services will not terminate. Each Advisory and Administration Agreement contains a provision under which the Adviser agrees that it will not exercise its termination rights for at least five years from the effective date of the Agreement except for regulatory reasons.

     [The expense limitation referred to in the Prospectus, if in effect, is implemented monthly so that at no time is there any unpaid liability under the limitation, subject to readjustment during the year.]

     The Advisory and Administration Agreements provide that the Adviser shall not be liable for any error in judgment or for any loss suffered by the Funds in connection with the matters to which the Advisory and Administration Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence of the Adviser in the performance of its duties, or from reckless disregard by it of its obligations and duties under the Advisory and Administration Agreements. The Funds agree to indemnify the Adviser to the full extent permitted by the Declaration of Trust.

THE SUB-ADVISORY AGREEMENTS

     The services of the Sub-Adviser are rendered under the Sub-Advisory Agreements, which provide, subject to the control of the Board of Trustees, for investment supervision. The Sub-Advisory Agreements state that the Sub-Adviser shall, at its expense, provide to the Funds all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Sub-Adviser's duties under the Sub-Advisory Agreements.

     Each Sub-Advisory Agreement provides that any investment program furnished by the Sub-Adviser shall at all times conform to, and be in accordance with, any requirements imposed by: (1) the 1940 Act and any rules or regulations in force thereunder; (2) any other applicable laws, rules and regulations; (3) the Declaration of Trust and By-Laws of the Company as amended from time to time;
(4) any policies and determinations of the Board of Trustees; and (5) the fundamental policies of the Fund, as reflected in the registration statement under the 1940 Act or as amended by the shareholders of the Fund.

     The Sub-Advisory Agreements provide that the Sub-Adviser shall give to the Adviser, as defined therein, and to the Funds the benefit of its best judgment and effort in rendering services thereunder, but the Sub-Adviser shall not be liable for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon (1) its own investigation and research or
(2) investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith by the Sub-Adviser. Nothing therein contained shall, however, be construed to protect the Sub-Adviser against any liability to the Funds or their security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Sub-Advisory Agreements.

     Each Sub-Advisory Agreement provides that nothing in it shall prevent the Sub-Adviser or any affiliated person (as defined in the Act) of the Sub-Adviser from acting as investment adviser or manager for any other person, firm or corporation and shall not in any way limit or restrict the Sub-Adviser or any such affiliated person from buying, selling or trading any securities for its own or their own accounts or for the accounts of others for whom it or they may be acting, provided, however, that the Sub-Adviser expressly represents that, while acting as Sub-Adviser, it will undertake no activities which, in its judgment, will adversely affect the performance of its obligations to the Funds. It is agreed that the Sub-Adviser shall have no responsibility or liability for the accuracy or completeness of the Funds' Registration Statement under the 1940 Act and the Securities Act of 1933, except for information reviewed or supplied by the Sub-Adviser for inclusion therein. The Sub-Adviser shall promptly inform the Funds as to any information concerning the Sub-Adviser appropriate for inclusion in such Registration Statement, or as to any transaction or proposed transaction which might result in an assignment (as defined in the 1940 Act) of the Sub-Advisory Agreements. To the extent that the Adviser is indemnified under the Funds' Declaration of Trust with respect to the services provided by the Sub-Adviser, the Adviser agrees to provide the Sub-Adviser the benefits of such indemnification.

     The Sub-Advisory Agreements provide that the Sub-Adviser shall bear all of the expenses it incurs in fulfilling its obligations under the Sub-Advisory Agreements. In particular, but without limiting the generality of the foregoing, the Sub-Adviser shall supply, or cause to be supplied, to any investment adviser, administrator or principal underwriter of the Funds all necessary financial information in connection with such adviser's, administrator's or principal underwriter's duties under any agreement between such adviser, administrator or principal underwriter and the Funds. The Sub-Adviser will also pay all compensation of the Company's officers, employees, and Trustees, if any, who are affiliated persons of the Sub-Adviser.

     Each Sub-Advisory Agreement provides that it may be terminated by the Sub-Adviser at any time without penalty upon giving the Adviser and the Fund sixty days' written notice. It may be terminated by the Adviser or the Fund at any time without penalty upon giving the Sub-Adviser sixty days' written notice, provided that such termination by the Fund shall be directed or approved by a vote of a majority of the Company's Trustees in office at the time or by a vote of the holders of a majority (as defined in the Act) of the voting securities of the Fund's outstanding and entitled to vote. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment (as defined in the Act) or the termination of the Investment Advisory Agreement with the Fund to which the Sub-Advisory Agreement relates. The Sub-Adviser agrees that it will not exercise its termination rights for at least five years from the effective date of the Sub-Advisory Agreements, except for regulatory reasons.

UNDERWRITING COMMISSIONS

     In connection with sales of Class A shares of each Fund, the Distributor pays a portion of the sales charge on such shares to dealers in the form of discounts and to brokers in the form of agency commissions (together, "Commissions"), in amounts that vary with the size of the sales charge as follows:

                           Sales Charge as              Commissions as
                           Percentage of Public         Percentage of
Amount of Purchase         Offering Price               Offering Price
------------------         --------------               --------------
Less than $50,000             x.xx%                        x.xx%

$50,000 but less
than $100,000                 x.xx%                        x.xx%

$100,000 but less
than $250,000                 x.xx%                        x.xx%

$250,000 but less
than $500,000                 x.xx%                        x.xx%

$500,000 but less
than $1,000,000               x.xx%                        x.xx%


DISTRIBUTION PLANS

     Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") which has three parts, relating respectively to distribution payments with respect to Class A shares (Part I, below), to distribution payments relating to Class C shares (Part

II, below) and to certain defensive provisions (Part III, below).

PROVISIONS RELATING TO CLASS A SHARES (PART I)

     The Distributor will consider shares which are not Qualified Holdings of such unrelated broker-dealers to be Qualified Holdings of the Distributor and will authorize Permitted Payments to the Distributor with respect to such shares whenever Permitted Payments are being made under the Plans.

     Part I of each Fund's Plan applies only to the Class A shares of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

     As used in Part I of each Plan, "Qualified Recipients" shall mean broker-dealers or others selected by the Distributor, including but not limited to any principal underwriter of a Fund, with which the Company or the Distributor have entered into written agreements in connection with Part I ("Class A Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Class A shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Class A shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

     Subject to the direction and control of the Company's Board of Trustees, each Fund may make payments ("Class A Permitted Payments") to Qualified Recipients, which Class A Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.xx of 1% of the average annual net assets of the Fund represented by the Class A shares. Such payments shall be made only out of the Fund's assets allocable to the Class A shares.

     The Distributor shall have sole authority (1) as to the selection of any Qualified Recipient or Recipients; (2) not to select any Qualified Recipient; and (3) as to the amount of Class A Permitted Payments, if any, to each Qualified Recipient provided that the total Class A Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the

Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Class A shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of each Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Funds, proxy statements, annual reports, updating prospectuses and other communications from each Fund to its shareholders; receiving, tabulating and transmitting to each Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined under "Shareholder Services Plans" below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

     While Part I of each Fund's Plan is in effect, the Fund's Distributor shall report at least quarterly to the Company's Trustees in writing for their review on the following matters: (1) all Class A Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (2) all fees of the Fund to the Distributor, Sub-Adviser or Adviser paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Company, the Adviser, the Sub-Adviser or the Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     Part I of each Fund's Plan originally went into effect when it was approved by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part I of the Plan.
Part I of each Fund's Plan will, unless terminated as hereinafter provided, continue in effect, until the xxxx,xx next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Company's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part I of each Fund's Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund to which Part I applies. Part I may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part I as set forth in
(2) above, and all amendments must be approved in the manner set forth in (1) above.

     In the case of a Qualified Recipient which is a principal underwriter of the Funds, the Class A Plan Agreement shall be the agreement contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. In the case of Qualified Recipients which are not principal underwriters of the Funds, the Class A Plan Agreements with them shall be (1) their agreements with the Distributor with respect to payments under each Fund's Distribution Plan in effect prior to xxxx, xx, 2000 or (2) Class A Plan Agreements entered into thereafter.

PROVISIONS RELATING TO CLASS C SHARES (PART II)

     Part II of each Fund's Plan applies only to the Class C shares of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

     As used in Part II of each Fund's Plan, "Qualified Recipients" shall mean broker-dealers or others selected by the Distributor, including but not limited to any principal underwriter of the Fund, with which the Company or the Distributor has entered into written agreements in connection with Part II ("Class C Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Class C shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

     Subject to the direction and control of the Company's Board of Trustees, each Fund may make payments ("Class C Permitted Payments") to Qualified Recipients, which Class C Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.75 of 1% of the average annual net assets of the Fund represented by the Class C shares. Such payments shall be made only out of the Fund's assets allocable to the Class C shares. The Distributor shall have sole authority (1) as to the selection of any Qualified Recipient or Recipients; (2) not to select any Qualified Recipient; and (3) the amount of Class C Permitted Payments, if any, to each Qualified Recipient provided that the total Class C Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Class C shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Funds may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Funds, proxy statements, annual reports, updating prospectuses and other communications from each Fund to its shareholders; receiving, tabulating and transmitting to each Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

     While Part II of each of the Fund's Plans is in effect, the Fund's Distributor shall report at least quarterly to the Company's Trustees in writing for their review on the following matters: (1) all Class C Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (2) all fees of the Fund to the Distributor, Sub-Adviser or Adviser paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Company, the Adviser, the Sub-Adviser or the Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Company an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     Part II of each Fund's Plan originally went into effect when it was approved (1) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part II of each Plan. Part II of each Fund's Plan will, unless terminated as hereinafter provided, continue in effect, until the xxx, xx next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Company's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part II of each Fund's Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Funds to which Part II of the Plan applies.
Part II may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by
Part II of the Plan as set forth in (2) above, and all amendments must be approved in the manner set forth in (1) above.

     In the case of a Qualified Recipient which is a principal underwriter of the Funds, the Class C Plan Agreements shall be the agreements contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. In the case of Qualified Recipients which are not principal underwriters of a Fund, the Class C Plan Agreements with them shall be their agreements with the Distributor with respect to payments under Part II of the Fund's Plan.

SHAREHOLDER SERVICES PLANS

     The Funds have adopted Shareholder Services Plans (together the "Services Plans") to provide for the payment with respect to Class C shares of the Funds of "Service Fees" within the meaning of Rule 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc. The Services Plans apply only to the Class C shares of the Funds.

     As used in each Fund's Services Plan, "Qualified Recipients" shall mean broker-dealers or others selected by the Distributor, including but not limited to the Distributor and any other principal underwriter of the Fund, who have, pursuant to written agreements with the Company or the Distributor, agreed to provide personal services to shareholders of Class C shares and/or maintenance of Class C shares shareholder accounts. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Class C shares beneficially owned by such Qualified Recipient's customers, clients or other contacts. "Administrator" shall mean Aquila Management Corporation or any successor serving as adviser or administrator of the Fund.

     Subject to the direction and control of the Company's Board of Trustees, each Fund may make payments ("Service Fees") to Qualified Recipients, which Service Fees (1) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (2) may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Services Plans are not accruable or for any fiscal year which is not a full fiscal year) 0.25 of 1% of the average annual net assets of the Fund represented by the Class C shares. Such payments shall be made only out of the Fund's assets allocable to the Class C shares. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total Service Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of shares sold by such Recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Class C shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Funds may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

     While each Fund's Services Plan is in effect, the Fund's Distributor shall report at least quarterly to the Company's Trustees in writing for their review on the following matters: (1) all Service Fees paid under the Services Plans, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (2) all fees of the Fund to the Distributor paid or accrued during such quarter. In addition, if any Qualified Recipient is an "affiliated person," as that term is defined in the 1940 Act, of the Company, the Adviser, the Sub-Adviser or the Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Company an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     The Services Plans have been approved by a vote of the Trustees, including those Trustees who, at the time of such vote, were not "interested persons" (as defined in the 1940 Act) of the Company and had no direct or indirect financial interest in the operation of the Services Plans or in any agreements related to the Services Plans (the "Independent Trustees"), with votes cast in person at a meeting called for the purpose of voting on the Services Plans. The Services Plans will continue in effect for a period of more than one year from such date only so long as such continuance is specifically approved at least annually as set forth in the preceding sentence. It may be amended in like manner and may be terminated at any time by vote of the Independent Trustees.

     The Services Plans shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended.

TRANSFER AGENT, CUSTODIAN AND AUDITORS

     The Funds' Shareholder Servicing Agent (transfer agent) is PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

     The Funds' Custodian, Bank One Trust Company, N.A., 100 East Broad Street, Columbus, Ohio 43271, is responsible for holding the Funds' assets.

     The Funds' auditors, xxxxx, perform an annual audit of the Funds' financial statements.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     Each Fund's Advisory Agreement contains the following provisions as to the Fund's portfolio transactions. In connection with its duties to arrange for the purchase and sale of the Fund's portfolio securities, the Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Fund to achieve "best execution," that is, the most favorable price and efficient execution, and accordingly shall seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. The Fund understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider (1) whether a dealer has provided research services, as further discussed below; and (2) whether a dealer has sold shares of the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services and that such research services may or may not be useful to the Fund and may be used for the benefit of the Adviser or its other clients.

                                  CAPITAL STOCK

     Each Fund has three classes of shares.

     * FRONT-PAYMENT CLASS SHARES (CLASS A SHARES) are offered to anyone at net asset value plus a sales charge, paid at the time of purchase, at the maximum rate of x.xx% of the public offering price, with lower rates for larger purchases. However, certain purchases of Class A shares will not be subject to a sales charge (See "Purchase, Redemption and Pricing of Shares" below). Class A shares are subject to an asset retention service fee under each Fund's Distribution Plans at the rate of x.xx of 1% of the average annual net assets represented by the Fund's Class A shares.

     * LEVEL-PAYMENT CLASS SHARES (CLASS C SHARES) are offered to anyone at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Class C shares. Six years after the date of purchase, Class C shares are automatically converted to Class A shares. If you redeem Class C shares before you have held them for 12 months from the date of purchase you will pay a contingent deferred sales charge ("CDSC"); this charge is 1%, calculated on the net asset value of the Fund's Class C shares at the time of purchase or at redemption, whichever is less. There is no CDSC after Class C shares have been held beyond the applicable period. For purposes of applying the CDSC and determining the time of conversion, the 12-month and six-year holding periods are considered modified by up to one month depending upon when during a month your purchase of such shares is made.

     * INSTITUTIONAL CLASS SHARES (CLASS Y SHARES) are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y shares are offered at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no distribution fee.

     The Funds' classes of shares differ in their different sales charge structures and ongoing expenses, which are likely to be reflected in differing yields and other measures of investment performance. All three classes of each Fund represent interests in the same portfolio of securities and have the same rights, except that each class bears the separate expenses, if any, of its participation in the Fund's Distribution Plan and Services Plan and has exclusive voting rights with respect to such participation.

     At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares of each Fund vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Fund's Distribution Plan. No amendment, whether or not affecting the rights of the shareholders, may be made to the Company's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Funds, except that the Company's Board of Trustees may change the name of the Company.

     The Company is authorized to issue an unlimited number of shares of beneficial interest, $0.01 par value per share divided into two series (the Funds). The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares of a series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in each Fund. Each share of a Fund represents an equal proportionate interest in the Fund with each other share of its class; shares of the respective classes represent proportionate interests in each Fund in accordance with their respective net asset values. Upon liquidation of a Fund, shareholders are entitled to share pro-rata in the net assets of the Fund available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the classes at that time. All shares are presently divided into three classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Company may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities. Shares are fully paid and non-assessable, except as set forth in the next paragraph; the holders of shares have no pre-emptive or conversion rights, except that Class C shares automatically convert to Class A shares after being held for six years.

     The Company is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust such as the Company, may, under certain circumstances, be held personally liable as partners for the obligations of the trust. For shareholder protection, however, an express disclaimer of shareholder liability for acts or obligations of the Company (and each Fund) is contained in the Declaration of Trust, which requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Company (including on behalf of a Fund) or the Trustees. The Declaration of Trust provides for indemnification out of the Company's property of any shareholder held personally liable for the obligations of the Company. The Declaration of Trust also provides that the Company shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Company and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Company itself would be unable to meet its obligations. If either Fund is unable to meet the obligations attributable to it, the other Fund will be subject to such obligations, with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

                   PURCHASE, REDEMPTION, AND PRICING OF SHARES

     The following is in addition to the information about purchase, redemption and pricing of shares set forth in the Prospectus.

SALES CHARGES FOR PURCHASES OF $1 MILLION OR MORE OF CLASS A SHARES

     You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A shares." CDSC Class A shares are Class A shares issued under the following circumstances:

     (1) Class A shares issued in a single purchase of $1 million or more by a single purchaser; and

     (2) all Class A shares issued to a single purchaser in a single purchase when the value of the purchase, together with the value of the purchaser's other CDSC Class A shares and Class A shares on which a sales charge has been paid, equals or exceeds $1 million.

     See "Special Dealer Arrangements" for other circumstances under which Class A shares are considered CDSC Class A shares. CDSC Class A shares do not include:
(1) Class A shares purchased without a sales charge as described under "General" in the Prospectus and (2) Class A shares purchased in transactions of less than $1 million when certain special dealer arrangements are not in effect under "Certain Investment Companies" set forth under "Reduced Sales Charges for Certain Purchases of Class A shares," below.

BROKER/DEALER COMPENSATION - CLASS A SHARES

     Upon notice to all selected dealers, the Distributor may distribute up to the full amount of the applicable sales charge to broker/dealers. Under the Securities Act of 1933, broker/dealers may be deemed to be underwriters during periods when they receive all, or substantially all, of the sales charge.

REDEMPTION OF CDSC CLASS A SHARES

     If you redeem all or part of your CDSC Class A shares during the four years after you purchase them, you must pay a special contingent deferred sales charge upon redemption.

     You will pay 1% of the Redemption Value if you redeem within the first two years after purchase, and 0.50 of 1% of the Redemption Value if you redeem within the third or fourth year.

     This charge is based on the "Redemption Value" of your shares which is the lesser of: (1) the net asset value when you purchased the CDSC Class A shares you are redeeming; or (2) the net asset value at the time of your redemption.

     This special charge also applies to CDSC Class A shares purchased without a sales charge pursuant to a Letter of Intent (see "Reduced Sales Charges for Certain Purchases of Class A Shares"). This special charge will not apply to shares acquired through the reinvestment of dividends or distributions on CDSC Class A shares or to CDSC Class A shares held for longer than four years. When redeeming shares, the Agent will redeem the CDSC Class A shares held the longest, unless otherwise instructed. If you own both CDSC and non-CDSC Class A shares, the latter will be redeemed first.

     The Funds will treat all CDSC Class A shares purchases made during a calendar month as if they were made on the first business day of that month at the average cost of all purchases made during that month. Therefore, the four-year holding period will end on the first business day of the 48th calendar month after the date of those purchases. Accordingly, the holding period may, in fact, be one month less than the full 48 months depending on when your actual purchase was made. If you exchange your CDSC Class A shares for shares of an Aquila money-market fund (see "Exchange Privilege" below), running of the 48-month holding period for those exchanged shares will be suspended.

BROKER/DEALER COMPENSATION - CDSC CLASS A SHARES


The Distributor currently intends to pay any dealer executing a purchase of CDSC Class A shares as follows:

Amount of Purchase                                Amount Distributed
                                                  to Broker/Dealer as a %
                                                  of Purchase Price

$1 million but less than $2.5 million                        1%

$2.5 million but less than $5 million                0.50 of 1%

$5 million or more                                   0.25 of 1%

REDUCED SALES CHARGES FOR CERTAIN PURCHASES OF CLASS A SHARES

     RIGHT OF ACCUMULATION

     "Single purchasers" may qualify for a reduced sales charge in accordance with the above schedule when making subsequent purchases of Class A shares. A reduced sales charge applies if the cumulative value (based on purchase cost or current net asset value, whichever is higher) of Class A shares previously purchased with a sales charge, together with Class A shares of your subsequent purchase, also with a sales charge, amounts to $25,000 or more.

     LETTERS OF INTENT

     "Single purchasers" may also qualify for reduced sales charges, in accordance with the above schedule, after a written Letter of Intent (included in the Application) is received by the Distributor. The Letter of Intent confirms that you intend to purchase, within a thirteen month period, Class A shares of a Fund through a single selected dealer or the Distributor. Class A shares of the Fund which you previously purchased within 90 days prior to the Distributor's receipt of your Letter of Intent and which you still own may also be included in determining the applicable reduction. For more information, including escrow provisions, see Letter of Intent provisions of the Application.

     GENERAL

     Class A shares may be purchased without a sales charge by:

     *    the Company's Trustees and officers,

     * the directors, officers and certain employees, retired employees and representatives of the Adviser, Sub-Adviser, Distributor, and their parents and/or affiliates,

     *    selected dealers and brokers and their officers and employees,

     * certain persons connected with firms providing legal, advertising or public relations assistance,

     * certain family members of, and plans for the benefit of, the foregoing,

     * and plans for the benefit of trust or similar clients of banking institutions over which these institutions have full investment authority, if the Distributor has an agreement relating to such purchases.

     Except for the last category, purchasers must give written assurance that the purchase is for investment and that the Class A shares will not be resold except through redemption. Since there may be tax consequences of these purchases, your tax advisor should be consulted.

     Class A shares may also be issued without a sales charge in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Funds are a party.

     Each Fund permits the sale of its Class A shares at prices that reflect the reduction or elimination of the sales charge to investors who are members of certain qualified groups.

     A qualified group is a group or association, or a category of purchasers who are represented by a fiduciary, professional or other representative (other than a registered broker-dealer), which

     (1) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares;

     (2) gives its endorsement or authorization (if it is a group or association) to an investment program to facilitate solicitation of its membership by a broker or dealer; and

     (3) complies with the conditions of purchase that make up an agreement between the Funds and the group, representative or broker or dealer.

     At the time of purchase, the Distributor must receive information sufficient to permit verification that the purchase qualifies for a reduced sales charge, either directly or through a broker or dealer.

     CERTAIN INVESTMENT COMPANIES

     Class A shares of the Funds may be purchased without sales charge (except as stated below under "Special Dealer Arrangements") from proceeds of a redemption, made within 120 days prior to such purchase, of shares of an investment company (not a member of the Aquila(sm) Group of Funds) on which a sales charge, including a contingent deferred sales charge, has been paid. Additional information is available from the Distributor.

     To qualify, follow these special procedures:

     1. Send a completed Application (included with the Prospectus) and payment for the shares to be purchased directly to the Distributor, Aquila Distributors, Inc., 380 Madison Avenue, Suite 2300, New York, NY 10017-2513. Do not send this material to the address indicated on the Application.

     2. Your completed Application must be accompanied by evidence satisfactory to the Distributor that you, as the prospective shareholder, have made a Qualifying Redemption in an amount at least equal to the net asset value of the Class A shares to be purchased.

          Satisfactory evidence includes a confirmation of the date and the amount of the redemption from the investment company, its transfer agent or the investor's broker or dealer, or a copy of the investor's account statement with the investment company reflecting the redemption transaction.

     3. Complete and return to the Distributor a Transfer Request Form, which is available from the Distributor.

     The Funds reserve the right to alter or terminate this privilege at any time without notice. The Prospectus will be supplemented to reflect such alteration or termination.


     SPECIAL DEALER ARRANGEMENTS

     During certain periods determined by the Distributor, the Distributor (not the Funds) will pay, to any dealer effecting a purchase of Class A shares of the Funds using the proceeds of a qualifying redemption of an investment company (that is not a member of the Aquila(sm) Group of Funds), up to 1% of the proceeds. The shareholder, however, shall not be subject to any sales charge. These arrangements will be in effect through xxxx xx, 2000 unless extended or earlier terminated by a supplement of the Prospectus.

     Dealer payments shall be made in up to 4 payments of 0.25 of 1% of the proceeds over a four year period. The first payment will be made subsequent to receipt of the proper documentation detailed above. Future payments, over the remaining years, will be made at the end of the quarter of the anniversary month that the purchase of Class A shares took place, provided that any part of the investment remains in the Fund during the entire time period. No payments will be made with respect to any shares redeemed during the four-year period.

Additional Compensation for Broker/Dealers

     The Distributor may compensate broker/dealers, above the normal sales commissions, in connection with sales of any class of shares. However, broker/dealers may receive levels of compensation which differ as between classes of shares sold.

     The Distributor, not the Funds, will pay these additional expenses. Therefore, the price you pay for shares and the amount that a Fund receives from your payment will not be affected.

     Additional compensation may include full or partial payment for:

     *    advertising of a Fund's shares;

     * payment of travel expenses, including lodging, for attendance at sales seminars by qualifying registered representatives; and/or

     * other prizes or financial assistance to broker/dealers conducting their own seminars or conferences.

     Such compensation may be limited to broker/dealers whose representatives have sold or are expected to sell significant amounts of a Fund's shares. However, broker/dealers may not use sales of the Fund's shares to qualify for additional compensation to the extent such may be prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers, Inc.

     The cost to the Distributor of such promotional activities and such payments to participating dealers will not exceed the amount of the sales charges in respect of sales of all classes of shares of the Funds effected through such participating dealers, whether retained by the Distributor or reallowed to participating dealers. Any of the foregoing payments to be made by the Distributor may be made instead by the Adviser out of its own funds, directly or through the Distributor.

AUTOMATIC WITHDRAWAL PLAN

     You may establish an Automatic Withdrawal Plan if you own or purchase Class A shares or Class Y shares of the Funds having a net asset value of at least $5,000. The Automatic Withdrawal Plan is not available for Class C shares.

     Under an Automatic Withdrawal Plan you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder account. Redemption of Class A shares to make payments under the Automatic Withdrawal Plan will give rise to a gain or loss for tax purposes. (See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus.)

     Purchases of additional Class A shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, you may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount at least equal to three times the annual withdrawal or $5,000, whichever is less.

SHARE CERTIFICATES

     You may obtain share certificates for full Class A shares only if you make a written request to the Agent. If you lose the certificates, you may incur delay and expense when redeeming shares or having the certificates reissued.

     Share certificates will not be issued:

     *    for fractional Class A shares;

     *    for full or fractional Class C shares;

     * if you have selected Automatic Investment or Telephone Investment for Class A shares;

     * if you have selected Expedited Redemption. However, if you specifically request, Class A share certificates will be issued with a concurrent automatic suspension of Expedited Redemption on your account.

REINVESTMENT PRIVILEGE

     If you reinvest proceeds of redemption within 120 days of a redemption you will not have to pay any additional sales charge on the reinvestment. You must reinvest in the same class as the shares redeemed. You may exercise this privilege only once a year, unless otherwise approved by the Distributor.

     The Distributor will refund to you any CDSC deducted at the time of redemption by adding it to the amount of your reinvestment. The Class C or CDSC Class A shares purchased upon reinvestment will be deemed to have been outstanding from the date of your original purchase of the redeemed shares, less the period from redemption to reinvestment.

     Reinvestment will not alter the tax consequences of your original redemption.

EXCHANGE PRIVILEGE

     There is an exchange privilege as set forth below among these Funds, certain tax-free municipal bond funds and equity funds (together with the Funds, the "Bond or Equity Funds") and certain money market funds (the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Manager or administrator and Distributor as the Funds. All exchanges are subject to certain conditions described below. As of the date of the SAI, the Aquila-sponsored Bond or Equity Funds are these Funds, Aquila Cascadia Equity Fund, Aquila Rocky Mountain Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Aquila Money-Market Funds are Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Government Securities Cash Assets Trust (Original Shares) and Churchill Cash Reserves Trust.

     Generally, you can exchange shares of a given class of a

Bond or Equity Fund including the Funds for shares of the same class of any other Bond or Equity Fund, or for shares of any Money-Market Fund, without the payment of a sales charge or any other fee, and there is no limit on the number of exchanges you can make from fund to fund.

     The following important information should be noted:

     (1) CDSCs Upon Redemptions of Shares Acquired Through Exchanges. If you exchange shares subject to a CDSC, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired.

     If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless of the exchanges that have taken place since the original purchase.

     (2) Extension of Holding Periods by Owning Money-Market Funds. Any period of 30 days or more during which Money-Market Fund shares received on an exchange of CDSC Class A shares or Class C shares are held is not counted in computing the applicable holding period for CDSC Class A shares or Class C shares.

     (3) Originally Purchased Money-Market Fund Shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market Fund shares. If the shares received in exchange are shares that would be subject to a CDSC if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Fund shares.

     The Funds, as well as the Money-Market Funds and other Bond or Equity Funds, reserve the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Funds may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that
(1) the shares being acquired are available for sale in your state of residence;
(2) the aggregate net asset value of the shares surrendered for exchange is at least equal to the minimum investment requirements of the investment company whose shares are being acquired and (3) the ownership of the accounts from which and to which the exchange is made are identical.

     The Agent will accept telephone exchange instructions from anyone. To make a telephone exchange telephone:

                             888-xxx-xxxx toll free

     Note: The Funds, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     Exchanges will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Agent of your exchange request. The exchange prices will be the respective net asset values of the shares, unless a sales charge is to be deducted in connection with an exchange of shares, in which case the exchange price of shares of a Bond or Equity Fund will be their public offering price. Prices for exchanges are determined in the same manner as for purchases of the Funds' shares.

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period (see "Tax Effects of Redemptions"); no representation is made as to the deductibility of any such loss should such occur.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that a portion or all of the dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money-market Fund) are exempt from regular Federal income tax, and to the extent that a portion or all of the dividends paid by Pacific Capital U.S. Government Securities Cash Assets Trust (which invests in U.S. Government obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund and the Funds are taxable. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond fund or a tax-free money-market fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

CONVERSION OF CLASS C SHARES

     Conversion of Class C shares into Class A shares will be effected at relative net asset values on the first business day of the month following that in which the sixth anniversary of your purchase of the Class C shares occurred, except as noted below. Accordingly, the holding period applicable to your Class C Shares may be up to one month more than the six years depending upon when your actual purchase was made during a month. Because the per share value of Class A shares may be higher than that of Class C shares at the time of conversion, you may receive fewer Class A shares than the number of Class C shares converted. If you have made one or more exchanges of Class C Shares among the Aquila-sponsored Bond Funds or Equity Funds under the Exchange Privilege, the six-year holding period is deemed to have begun on the date you purchased your original Class C shares of the Funds or of another of the Aquila bond or equity funds. The six-year holding period will be suspended by one month for each period of thirty days during which you hold shares of a Money-Market Fund you have received in exchange for Class C shares under the Exchange Privilege.

"TRANSFER ON DEATH" REGISTRATION

     Each of the funds in the Aquila(sm) Group of Funds now permits registration of its shares in beneficiary form, subject to the funds' rules governing Transfer on Death ("TOD") registration, if the investor resides in a state that has adopted the Uniform Transfer on Death Security Registration Act (a "TOD State"; for these purposes, Missouri is deemed to be a TOD State). This form of registration allows you to provide that, on your death, your shares are to be transferred to the one or more persons (to a maximum of three) that you specify as beneficiaries. To register shares of the Funds in TOD form, complete the special TOD Registration Request Form and review the Rules Governing TOD Registration; both are available from the Agent. The Rules, which are subject to amendment upon 60 days' notice to TOD account owners, contain important information regarding TOD accounts with the Funds; by opening such an account you agree to be bound by them, and failure to comply with them may result in your shares' not being transferred to your designated beneficiaries. If you open a TOD account with the Funds that is otherwise acceptable but, for whatever reason, neither the Fund nor the Transfer Agent receives a properly completed TOD Registration Request Form from you prior to your death, the Funds reserve the right not to honor your TOD designation, in which case your account will become part of your estate.

     YOU ARE ELIGIBLE FOR TOD REGISTRATION ONLY IF, AND AS LONG AS, YOU RESIDE IN A TOD STATE. If you open a TOD account and your account address indicates that you do not reside in a TOD State, your TOD registration will be ineffective and the Funds may, in their discretion, either open the account as a regular (non-TOD) account or redeem your shares. Such a redemption may result in a loss to you and may have tax consequences. Similarly, if you open a TOD account while residing in a TOD State and later move to a non-TOD State, your TOD registration will no longer be effective. In both cases, should you die while residing in a non-TOD State the Funds reserve the right not to honor your TOD designation. At the date of this SAI, most states are TOD States.

COMPUTATION OF NET ASSET VALUE

     The net asset value of the shares of each Fund's classes is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open, by dividing the value of the Fund's net assets allocable to each class by the total number of its shares of such class then outstanding. The close of the principal exchanges or other markets on which some of the Fund's portfolio securities are traded may be later than 4:00 p.m. New York time. Debt securities having a remaining maturity of less than sixty days when purchased and securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

     As indicated above, the net asset value per share of each Fund's shares will be determined on each day that the New York Stock Exchange is open. That Exchange annually announces the days on which it will not be open.

REASONS FOR DIFFERENCES IN PUBLIC OFFERING PRICE

     There are a number of instances in which the Funds' Class A shares are sold or issued on a basis other than the maximum public offering price, that is, the net asset value plus the highest sales charge. Some of these relate to lower or eliminated sales charges for larger purchases, whether made at one time or over a period of time as under a Letter of Intent or right of accumulation. (See the table of sales charges in the Prospectus.) The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts; and (2) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons ("single purchasers") for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

     The reasons for the other instances in which there are reduced or eliminated sales charges for Class A shares are as follows. Exchanges at net asset value are permitted because a sales charge has already been paid on the shares exchanged. Sales without sales charge are permitted to Trustees, officers and certain others due to reduced or eliminated selling expenses and/or since such sales may encourage incentive, responsibility and interest and an identification with the aims and policies of the Funds. Limited reinvestments of redemptions of Class A shares and Class C shares at no sales charge are permitted to attempt to protect against mistaken or incompletely informed redemption decisions. Shares may be issued at no sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such issuance is exempted in the 1940 Act from the otherwise applicable restrictions as to what sales charge must be imposed. In no case in which there is a reduced or eliminated sales charge are the interests of existing shareholders adversely affected since, in each case, the Funds receive the net asset value per share of all shares sold or issued.

LIMITATION OF REDEMPTIONS IN KIND

     The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of each Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, each Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                           ADDITIONAL TAX INFORMATION

CERTAIN EXCHANGES

     If you incur a sales commission on a purchase of shares of one mutual fund (the original fund) and then sell such shares or exchange them for shares of a different mutual fund without having held them at least 91 days, you must reduce the tax basis for the shares sold or exchanged to the extent that the standard sales commission charged for acquiring shares in the exchange or later acquiring shares of the original fund or another fund is reduced because of the shareholder's having owned the original fund shares. The effect of the rule is to increase your gain or reduce your loss on the original fund shares. The amount of the basis reduction on the original fund shares, however, is added on the investor's basis for the fund shares acquired in the exchange or later acquired.

TAX STATUS OF THE FUNDS

     Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). A regulated investment company is not liable for federal income taxes on amounts paid by it as dividends and distributions.

     The Code, however, contains a number of complex qualifying tests. Therefore, it is possible, although not likely, that the Funds might not meet one or more of these tests in any particular year. If a Fund fails to qualify, it would be treated for tax purposes as an ordinary corporation. As a consequence, each Fund would receive no tax deduction for payments made to shareholders and would be unable to pay dividends and distributions which would qualify as "capital gains dividends."

TAX EFFECTS OF REDEMPTIONS

     Normally, when you redeem shares of the Funds you will recognize capital gain or loss measured by the difference between the proceeds received in the redemption and the amount you paid for the shares. If you are required to pay a contingent deferred sales charge at the time of redemption, the amount of that charge will reduce the amount of your gain or increase the amount of your loss as the case may be. For redemptions made, your gain or loss will be long-term if you held the redeemed shares for over one year and short-term if for a year or less. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term gains are currently taxed at ordinary income tax rates.

TAX EFFECT OF CONVERSION

     When Class C shares automatically convert to Class A shares, approximately six years after purchase, you will recognize no gain or loss. Your adjusted tax basis in the Class A shares you receive upon conversion will equal your adjusted tax basis in the Class C shares you held immediately before conversion. Your holding period for the Class A shares you receive will include the period you held the converted Class C shares.

                                  UNDERWRITERS

     Aquila Distributors, Inc. acts as the Funds' principal underwriter in the continuous public offering of all of the Funds' classes of shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

                                   PERFORMANCE

     As noted in the Prospectus, each Fund may from time to time quote various performance figures to illustrate its past performance.

     Performance quotations by investment companies are subject to rules of the Securities and Exchange Commission ("SEC"). These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual compounded total return quotations used by the Funds are based on these standardized methods. Each of these and other methods that may be used by the Funds are described in the following material.

TOTAL RETURN

     Average annual total return of a Fund is determined by finding the average annual compounded rates of return over a 1-year period and a period since the inception of the operations of the Fund that would equate an initial hypothetical $1,000 investment to the value such an investment would have if it were completely redeemed at the end of each such period. The calculation assumes the maximum sales charge, if any, is deducted from the hypothetical initial $1,000 purchase, that on each reinvestment date during each such period any capital gains are reinvested at net asset value, and all income dividends are reinvested at net asset value, without sales charge (because the Fund does not impose any sales charge on reinvestment of dividends). The computation further assumes that the entire hypothetical account was completely redeemed at the end of each such period.

     In the case of Class A shares, the calculation assumes the maximum sales charge is deducted from the hypothetical initial $1,000 purchase. In the case of Class C shares, the calculation assumes the applicable CDSC imposed on a redemption of Class C shares held for the period is deducted. In the case of Class Y shares, the calculation assumes that no sales charge is deducted and no CDSC is imposed. For all classes, it is assumed that on each reinvestment date during each such period any capital gains are reinvested at net asset value, and all income dividends are reinvested at net asset value, without sales charge (because the Fund does not impose any sales charge on reinvestment of dividends for any class). The computation further assumes that the entire hypothetical account was completely redeemed at the end of each such period.

     Investors should note that the maximum sales charge (4.25%) reflected in the following quotations is a one-time charge, paid at the time of initial investment. The greatest impact of this charge is during the early stages of an investment in the Funds. Actual performance will be affected less by this one time charge the longer an investment remains in the Fund. Sales charges at the time of purchase are payable only on purchases of Class A shares.

AVERAGE ANNUAL COMPOUNDED RATES OF RETURN:

     These figures will be calculated according to the following SEC formula:

                                        n
                                  P(1+T) = ERV

     where:

         P        = a hypothetical initial payment of $1,000

         T        = average annual total return

         n        = number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1- and 5-year periods or the period since inception, at the end of each such period.

     As discussed in the Prospectus, each Fund may quote total rates of return in addition to its average annual total return for each of its classes of shares. Such quotations are computed in the same manner as the Fund's average annual total return, except that such quotations will be based on the Fund's actual return for a specified period as opposed to its average return over the periods described above. In general, actual total rate of return will be lower than average annual rate of return because the average annual rate of return reflects the effect of compounding. See discussion of the impact of the sales charge on quotations of rates of return, above.

     Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

                AQUILA/LAFFER S&P 500 COMPETITIVE ADVANTAGE FUND
                            PART C: OTHER INFORMATION

ITEM 23. Exhibits

         (a) Declaration of Trust.*

         (b) By-laws.*

         (c) Instruments defining rights of shareholders.**

         (d) (1) Investment Advisory and Administration Agreement for the Equal-Weighted Fund.**
             (2) Investment Advisory and Administration Agreement for the
                 Cap-Weighted Fund.**
             (3) Sub-Advisory Agreement for the Equal-Weighted Fund.**
             (4) Sub-Advisory Agreement for the Cap-Weighted Fund.**

         (e) (1) Distribution Agreement for the Equal-Weighted Fund.**
             (2) Distribution Agreement for the Cap-Weighted Fund.**
             (3) Sales Agreement (for brokerage firms).**
             (4) Sales Agreement (for financial institutions).**

         (g) Custody Agreement.**

         (h) (1) Transfer Agency Agreement.**
             (2) Shareholder Servicing Agreement for the Equal-Weighted Fund.**
             (3) Shareholder Servicing Agreement for the Cap-Weighted Fund.**
             (4) Shareholder Services Plan for the Equal-Weighted Fund.**
             (5) Shareholder Services Plan for the Cap-Weighted Fund.**

         (i) Opinion and consent of counsel to the Fund.**

         (j) Consent of Independent Accountants.**

         (l) Initial Capital Agreement.**

         (m) (1) Distribution Plan for the Equal-Weighted Fund.**
             (2) Distribution Plan for the Cap-Weighted Fund.**

         (n) Rule 18f-3 Plan.**

         (p) (1) Fund Code of Ethics.**
             (2) Investment Adviser and Distributor Code of Ethnics.**
             (3) Sub-Adviser Code of Ethnics.**

--------------------------
*Filed herewith.
**To be filed by amendment.

ITEM 24. Persons Controlled by or Under Common Control with the Fund

None

ITEM 25. Indemnification

Subdivisions (c) through (g) of Section 13 of Article SEVENTH of the Fund's Declaration of Trust, are incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer, or controlling person of the Fund in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

[Description of indemnification provisions in Advisory and Sub-Advisory Agreements to come]

ITEM 26. Business and Other Connections of the Investment Adviser

The business and other connections of Aquila Management Corporation, the Fund's Investment Adviser and Administrator is set forth in the prospectuses (Part A); the business and other connections of Mr. Lacy B. Herrmann, its controlling shareholder are set forth in the Statement of Additional Information (Part B). For information as to the business, profession, vocation, or employment of a substantial nature of its Directors and officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940 (File No. 801-_______).

[Description of business connections of Sub-Adviser to come]

ITEM 27. Principal Underwriters

(a) Aquila Distributors, Inc. serves as principal underwriter to Aquila Rocky Mountain Equity Fund, Capital Cash Management Trust, Capital Cash U.S. Government Securities Trust, Churchill Cash Reserves Trust, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Narragansett Insured Tax-Free Income Fund, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund for Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Arizona, and Tax-Free Trust of Oregon, in addition to serving as the Fund principal underwriter.

(b) For information about the Directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities Exchange Act of 1934.

(c) Not applicable.


ITEM 28. Location of Accounts and Records

All such accounts, books, and other documents are maintained by the administrator and the custodian, whose addresses appear on the back cover pages of the Prospectus and Statement of Additional Information, and by the fund accounting service of the Registrant, which is Bank of Boston, 150 Royall Street, Canton, Massachusetts 02021.

ITEM 29. Management Services

Not applicable.

ITEM 30. Undertakings

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 17th day of April, 2000.


                AQUILA/LAFFER S&P 500 COMPETITIVE ADVANTAGE FUND
                                     (Fund)

                                            By /s/ Diana P. Herrmann
                                               --------------------------------
                                               Diana P. Herrmann, President

         Pursuant to the requirements of the Securities Act, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.



      SIGNATURE                        TITLE                           DATE



      /s/ Lacy B. Herrmann             Chairman of the                 4/17/00
      -------------------------        Board and Trustees
      Lacy B. Herrmann


      /s/ Diana P. Herrmann            President and Trustee           4/17/00
      -------------------------
      Diana P. Herrmann



      /s/ Rose F. Marotta              Chief Financial Officer         4/17/00
      -------------------------        (Principal Financial and
      Rose F. Marotta                     Accounting Officer)

                               Index to Exhibits


          Exhibit 99.a             Declaration of Trust
          Exhibit 99.b             By-laws